As filed with the Securities and Exchange Commission on  April 27, 2001
                                                         ______________

                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 7

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                               Amendment No. 9


                             SEPARATE ACCOUNT VA C
                          (Exact Name of Registrant)

                      PFL LIFE VARIABLE ANNUITY ACCOUNT C
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

 X      on May 1, 2001 pursuant to paragraph (b) of Rule 485
---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

___     on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             TRANSAMERICA EXTRA
                                                               VARIABLE ANNUITY

                                                                 Issued Through
                                                          SEPARATE ACCOUNT VA C
                                                                             by
                                            TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus--May 1, 2001

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers forty underlying fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

If you would like more information about the Transamerica EXTRA Variable Annuity (formerly the EXTRA Variable Annuity), you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

For each premium payment you make, Transamerica will add an additional amount to your policy value, a premium enhancement. The overall expenses for this policy may be higher than the expenses for a similar policy that does not pay a premium enhancement. Over time, the value of the premium enhancement could be more than offset by the higher charges.

Please note that the policies and the separate account investment choices:

 .   Are not bank deposits

 .   Are not federally insured

 .   Are not endorsed by any bank or Government agency

 .   Are not guaranteed to achieve their goal

 .   Are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AEGON/TRANSAMERICA SERIES FUND, INC.
 Alger Aggressive Growth
 American Century Income & Growth American Century International
 Gabelli Global Growth
 Goldman Sachs Growth
 Great Companies--AmericaSM
 Great Companies--Global/2/
 Great Companies--TechnologySM
 NWQ Value Equity
 Pilgrim Baxter Mid Cap Growth
 Salomon All Cap
 T. Rowe Price Dividend Growth
 T. Rowe Price Small Cap
 Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.--CLASS B
 Alliance Growth & Income Portfolio
 Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
 Capital Guardian Global Portfolio
 Capital Guardian U.S. Equity Portfolio Capital Guardian Value Portfolio Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
 Endeavor Enhanced Index Portfolio
 Endeavor High Yield Portfolio
 Endeavor Janus Growth Portfolio
 Jennison Growth Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
 T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Strategic Value Portfolio
 Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
 Transamerica VIF Growth Portfolio
 Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
 Fidelity--VIP Equity-Income Portfolio
 Fidelity--VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--SERVICE CLASS 2
 Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--SERVICE CLASS 2
 Fidelity--VIP III Growth Opportunities Portfolio
 Fidelity--VIP III Mid Cap Portfolio

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

TABLE OF CONTENTS                                                           Page
GLOSSARY OF TERMS..........................................................    3
SUMMARY....................................................................    4
ANNUITY POLICY FEE TABLE...................................................    9
EXAMPLES...................................................................   12
1.THE ANNUITY POLICY.......................................................   18
2.PURCHASE.................................................................   18
  Policy Issue Requirements................................................   18
  Premium Payments.........................................................   18
  Initial Premium Requirements.............................................   18
  Additional Premium Payments..............................................   19
  Maximum Total Premium Payments...........................................   19
  Premium Enhancement......................................................   19
  Allocation of Premium Payments...........................................   19
  Policy Value.............................................................   20
3.INVESTMENT CHOICES.......................................................   20
  The Separate Account.....................................................   20
  The Fixed Account........................................................   21
  Transfers................................................................   22
4.PERFORMANCE..............................................................   23
5.EXPENSES.................................................................   23
  Surrender Charge.........................................................   23
  Excess Interest Adjustment...............................................   24
  Mortality and Expense Risk Fee...........................................   24
  Administrative Charges...................................................   24
  Premium Taxes............................................................   25
  Federal, State and Local Taxes...........................................   25
  Transfer Fee.............................................................   25
  Family Income Protector..................................................   25
  Additional Death Distribution............................................   25
  Initial Payment Guarantee................................................   25
  Portfolio Fees and Expenses..............................................   25
6.ACCESS TO YOUR MONEY.....................................................   25
  Surrenders...............................................................   25
  Delay of Payment and Transfers...........................................   26
  Excess Interest Adjustment...............................................   26
7.ANNUITY PAYMENTS
     (THE INCOME PHASE)....................................................   26
  Annuity Payment Options..................................................   27
8.DEATH BENEFIT............................................................   29
  When We Pay A Death Benefit..............................................   29
  When We Do Not Pay A Death Benefit.......................................   29
  Amount of Death Benefit..................................................   30
  Guaranteed Minimum Death Benefit.........................................   30
  Adjusted Partial Surrender...............................................   30

9.TAXES....................................................................  31
  Annuity Policies in General..............................................  31
  Qualified and Nonqualified Policies......................................  31
  Surrenders--Qualified Policies...........................................  32
  Surrenders--403(b) Policies..............................................  32
  Diversification and Distribution Requirements............................  32
  Surrenders--Nonqualified Policies........................................  32
  Taxation of Death Benefit Proceeds.......................................  33
  Annuity Payments.........................................................  33
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations............................................................  33
  Transfers, Assignments or Exchanges of Policies..........................  34
  Possible Tax Law Changes.................................................  34
  Separate Account Charges.................................................  34
10.ADDITIONAL FEATURES.....................................................  34
  Systematic Payout Option.................................................  34
  Family Income Protector..................................................  34
  Additional Death Distribution............................................  37
  Initial Payment Guarantee................................................  38
  Nursing Care and Terminal Condition Withdrawal Option....................  39
  Unemployment Waiver......................................................  39
  Telephone Transactions...................................................  39
  Dollar Cost Averaging Program............................................  39
  Asset Rebalancing........................................................  41
11.OTHER INFORMATION.......................................................  41
  Ownership................................................................  41
  Assignment...............................................................  41
  Transamerica Life Insurance Company......................................  41
  The Separate Account.....................................................  41
  Mixed and Shared Funding.................................................  42
  Exchanges and Reinstatements.............................................  42
  Voting Rights............................................................  42
  Distributor of the Policy................................................  42
  Variations in Certain Provisions.........................................  43
  IMSA.....................................................................  43
  Legal Proceedings........................................................  43
  Financial Statements.....................................................  43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  43
APPENDIX A
  Condensed Financial Information..........................................  44
APPENDIX B
  Historical Performance Data..............................................  47
APPENDIX C
  Policy Variations........................................................  60

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered upon partial surrenders, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .  premium payments (including any premium enhancement); minus

 . partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

 .  interest credited in the fixed account; plus

 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus

 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--Separate Account VA C (formerly PFL Life Variable Annuity Account C), a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: forty subaccounts of the separate account and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers forty subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with at least 3% annual interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuities, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $2,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

Each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios which are described in the underlying fund prospectuses:

Alger Aggressive Growth

American Century Income & Growth

American Century International

Gabelli Global Growth

Goldman Sachs Growth

Great Companies--AmericaSM

Great Companies--Global/2/

Great Companies--TechnologySM

NWQ Value Equity

Pilgrim Baxter Mid Cap Growth

Salomon All Cap

T. Rowe Price Dividend Growth

T. Rowe Price Small Cap

Van Kampen Emerging Growth
Alliance Growth & Income Portfolio--Class B
Alliance Premier Growth--Class B
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio
Capital Guardian Value Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen--Aggressive Growth Portfolio--Service Shares
Janus Aspen--Strategic Value Portfolio--Service Shares
Janus Aspen--Worldwide Growth Portfolio--Service Shares

Transamerica VIF Growth Portfolio
Transamerica VIF Small Company Portfolio
Fidelity--VIP Equity-Income Portfolio--Service Class 2
Fidelity--VIP Growth Portfolio--Service Class 2
Fidelity--VIP II Contrafund(R) Portfolio--Service Class 2
Fidelity--VIP III Growth Opportunities Portfolio--Service Class 2
Fidelity--VIP III Mid Cap Portfolio--Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

5.EXPENSES

Note: The following discussion only applies to policies issued after May 1, 2001. For older policies, See Appendix C.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

For policy years 1--9 we deduct daily mortality and expense risk fees and distribution and administrative expense charges at an annual rate of 1.75% from the assets in each subaccount. Thereafter, we deduct daily mortality and expense risk fees and distribution and administrative expense charges at an annual rate of 1.55% from the assets in each subaccount. During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the additional death distribution rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the initial payment guarantee, then there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

 .  10% of your premium payments less surrenders deemed to be from premium; or

 .  any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take cumulative interest credited free of excess interest adjustments.

You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified plans may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

Unless you elect the Life with Emergency CashSM annuity payment option, you can not surrender money during the income phase, although you will be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down (although an initial payment guarantee is available as an optional rider).

8.DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The guaranteed minimum death benefit is a Step-Up through age 80 Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 when you take money out, you may be charged a 10% federal penalty tax. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider.

 . You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the "additional death distribution" or "ADD." There is an extra charge for this rider.

 . You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "initial payment guarantee." There is an extra charge for this rider.

 . Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may generally make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after your receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value, less any premium enhancement. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the premium enhancement, the family income protector and the initial payment guarantee, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2001. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2001) is in Appendix A to this prospectus.

12.INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  Transamerica Life Insurance Company

  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

                            ANNUITY POLICY FEE TABLE


     Policy Owner Transaction Expenses
-------------------------------------------------------
Sales Load On Purchase Payments......                 0
Maximum Surrender Charge
 (as a % of premium payments surrendered)(/1/)..     9%
Annual Service Charge(/2/).... $0 - $40 Per
 Policy
Transfer Fee(/3/)................. $0 - $10
 Family Income Protector  Rider Fee..             0.30%
Additional Death Distribution Rider Fee..         0.25%

  Separate Account Annual Expenses (as a
   percentage of average account value)
Mortality and Expense Risk Fee(/4/)
 .................................... 1.35%
Administrative Charge................ 0.40%
                                      -----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES ........................... 1.75%

-------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/6/)
(as apercentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------

                                                                        Total
                                                               Rule   Portfolio
                                           Management  Other   12b-1   Annual
                                              Fees    Expenses Fees   Expenses
-------------------------------------------------------------------------------
  Alger Aggressive Growth................     0.80%     0.06%   --      0.86%
  American Century Income & Growth(/7/)..     1.00%     0.40%   --      1.40%
  American Century International(/7/)....     1.00%     0.50%   --      1.50%
  Gabelli Global Growth(/7/)(/8/)........     1.00%     0.20%   --      1.20%
  Goldman Sachs Growth(/7/)..............     0.90%     0.10%   --      1.00%
  Great Companies--AmericaSM(/8/)........     0.80%     0.11%   --      0.91%
  Great Companies--Global(/2/)(/8/)......     0.80%     0.20%   --      1.00%
  Great Companies--TechnologySM(/8/).....     0.80%     0.20%   --      1.00%
  Janus Global (A/T)(/9/)................     0.80%     0.09%   --      0.89%
  NWQ Value Equity.......................     0.80%     0.08%   --      0.88%
  Pilgrim Baxter Mid Cap Growth(/7/).....     0.85%     0.07%   --      0.92%
  Salomon All Cap(/7/)...................     0.90%     0.10%   --      1.00%
  T. Rowe Price Dividend Growth(/7/).....     0.90%     0.10%   --      1.00%
  T. Rowe Price Small Cap................     0.75%     0.25%   --      1.00%
  Van Kampen Emerging Growth.............     0.80%     0.05%   --      0.85%
  Alliance Growth & Income--Class B......     0.63%     0.07%  0.25%    0.95%
  Alliance Premier Growth--Class B.......     1.00%     0.05%  0.25%    1.30%
  Capital Guardian Global................     1.04%     0.26%   --      1.30%
  Capital Guardian U.S. Equity(/10/).....     0.85%     0.28%   --      1.13%
  Capital Guardian Value(/11/)...........     0.81%     0.10%  0.02%    0.93%
  Dreyfus Small Cap Value(/11/)..........     0.80%     0.11%  0.35%    1.26%
  Dreyfus U.S. Government Securities.....     0.65%     0.11%   --      0.76%
  Endeavor Asset Allocation(/11/)........     0.75%     0.10%  0.02%    0.87%
  Endeavor Money Market..................     0.50%     0.10%   --      0.60%
  Endeavor Enhanced Index................     0.75%     0.12%   --      0.87%
  Endeavor High Yield....................     0.78%     0.36%   --      1.14%
  Endeavor Janus Growth(/12/)............     0.79%     0.06%   --      0.85%
  Jennison Growth(/11/)..................     0.81%     0.12%  0.07%    1.00%
  T. Rowe Price Equity Income............     0.80%     0.10%   --      0.90%
  T. Rowe Price Growth Stock(/11/).......     0.80%     0.10%  0.01%    0.91%
  T. Rowe Price International Stock......     0.90%     0.17%   --      1.07%
  Janus Aspen--Aggressive Growth--Service
   Shares(/13/)..........................     0.65%     0.02%  0.25%    0.92%
  Janus Aspen--Strategic Value--Service
   Shares(/14/)..........................     0.00%     1.25%  0.25%    1.50%
  Janus Aspen--Worldwide Growth--Service
   Shares(/13/)..........................     0.65%     0.05%  0.25%    0.95%
  Transamerica VIF Growth(/15/)(/16/)....     0.74%     0.11%   --      0.85%
  Transamerica VIF Small Company(/16/)...     0.85%     0.35%   --      1.20%
  Fidelity--VIP Equity-Income--Service
   Class 2(/17/).........................     0.48%     0.10%  0.25%    0.83%
  Fidelity--VIP Growth--Service Class
   2(/17/)...............................     0.57%     0.09%  0.25%    0.91%
  Fidelity--VIP II Contrafund(R)--Service
   Class 2(/17/).........................     0.57%     0.10%  0.25%    0.92%
  Fidelity--VIP III Growth
   Opportunities--Service Class 2(/17/)..     0.58%     0.12%  0.25%    0.95%
  Fidelity--VIP III Mid Cap--Service
   Class 2(/17/).........................     0.57%     0.17%  0.25%    0.99%

(/1/)The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 9% in the year in which the premium payment was made, to 0% in the ninth year after the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

(/2/)The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year.

(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/)The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted . See Section 5, Expenses.

(/5/)The mortality and expense risk fee shown (1.35%) is for the "Annual Step-
     Up through age 80 Death Benefit" for policy years 1--9. The mortality and expense risk fee for the "Annual Step-Up through age 80 Death Benefit" for policy years 10 or more is 1.15%.

(/6/)The fee table information relating to the underlying funds is for the year 2000 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/7/)The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $100 million for American Century Income & Growth, up to $50 million for American Century International, up to $500 million for Gabelli Global Growth; and up to $100 million for Goldman Sachs Growth, Pilgrim Baxter Mid Cap Growth, Salomon All Cap and T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

(/8/)Because Great Companies--AmericaSM and Great Companies--TechnologySM commenced on May 1, 2000, and Gabelli Global Growth and Great Companies-- Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

(/9/)Effective September 1, 2000, the Janus Global subaccount (A/T) was closed to new investors.

(/10/)Capital Guardian U.S. Equity Portfolio commenced operations on October
      9, 2000. The expenses shown are estimates for the first year of operations.

(/11/)The Board of Trustees of Endeavor Series Trust (the "Trust") has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner.

   Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

(/12/)For the Endeavor Janus Growth Portfolio, Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.80%, 0.06% and 0.86%, respectively.

(/13/)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.

(/14/)For the Strategic Value Portfolio, the management fees before waivers were 0.65% and other expenses before reimbursements were 2.82%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2000 were 3.72%. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.

(/15/)Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.75%, 0.11% and 0.86%, respectively.

(/16/)The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that Total Portfolio Annual Expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed a cap of 0.85% for the Growth Portfolio and 1.20% for the Small Company Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice, but are expected to continue through 2001.

(/17/)Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount and assuming no optional riders have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Annual Step-Up through age 80 for policy years 1-9 (1.35% charge)

B = Annual Step-Up through age 80 for policy years 10 or more (1.15% charge)

                                                               If the Policy is annuitized at
                               If the Policy is surrendered    the end of the applicable time
                               at the end of the applicable period or if the Policy is still in
                                       time period.               the accumulation phase.
                                 ----------------------------------------------------------------
  Subaccounts                     1      3      5      10
                                Year   Years  Years  Years  1  Year   3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Alger Aggressive Growth    A  $   118$   158$   200$   319 $     28 $      88$     150$     319
                              -------------------------------------------------------------------
                             B  $   116$   152$   190$   298 $     26 $      82$     140$     298
-------------------------------------------------------------------------------------------------
  American Century Income
   &                         A  $   124$   174$   228$   372 $     34 $     104$     178$     372
                              -------------------------------------------------------------------
   Growth                    B  $   122$   168$   217$   353 $     32 $      98$     167$     353
-------------------------------------------------------------------------------------------------
  American Century
   International             A  $   125$   177$   233$   381 $     35 $     107$     183$     381
                              -------------------------------------------------------------------
                             B  $   123$   171$   222$   362 $     33 $     101$     172$     362
-------------------------------------------------------------------------------------------------
  Gabelli Global Growth      A  $   122$   168$   217$   353 $     32 $      98$     167$     353
                              -------------------------------------------------------------------
                             B  $   120$   162$   207$   333 $     30 $      92$     157$     333
-------------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
                             B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  Great Companies--
   AmericaSM                 A  $   119$   159$   203$   324 $     29 $      89$     153$     324
                              -------------------------------------------------------------------
                             B  $   117$   153$   192$   303 $     27 $      83$     142$     303
-------------------------------------------------------------------------------------------------
  Great Companies--
   Global/2/                 A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
                             B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  Great Companies--          A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
   TechnologySM              B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  Janus Global (A/T)         A  $   118$   159$   202$   322 $     28 $      89$     152$     322
                              -------------------------------------------------------------------
                             B  $   116$   152$   191$   301 $     26 $      82$     141$     301
-------------------------------------------------------------------------------------------------
  NWQ Value Equity           A  $   118$   158$   201$   321 $     28 $      88$     151$     321
                              -------------------------------------------------------------------
                             B  $   116$   152$   191$   300 $     26 $      82$     141$     300
-------------------------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap
   Growth                    A  $   119$   160$   203$   325 $     29 $      90$     153$     325
                              -------------------------------------------------------------------
                             B  $   117$   153$   193$   304 $     27 $      83$     143$     304
-------------------------------------------------------------------------------------------------
  Salomon All Cap            A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
                             B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend     A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
   Growth                    B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap    A  $   120$   162$   207$   333 $     30 $      92$     157$     333
                              -------------------------------------------------------------------
                             B  $   118$   156$   197$   313 $     28 $      86$     147$     313
-------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A  $   118$   157$   200$   318 $     28 $      87$     150$     318
                              -------------------------------------------------------------------
                             B  $   116$   151$   189$   297 $     26 $      81$     139$     297
-------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income--Class B           A  $   119$   161$   205$   328 $     29 $      91$     155$     328
                              -------------------------------------------------------------------
                             B  $   117$   154$   194$   308 $     27 $      84$     144$     308
-------------------------------------------------------------------------------------------------

                                                                  If the Policy is annuitized at
                                If the Policy is surrendered      the end of the applicable time
                                at the end of the applicable   period or if the Policy is still in
                                        time period.                 the accumulation phase.
                                  ------------------------------------------------------------------
  Subaccounts                                           10
                               1 Year 3 Years 5 Years  Years   1 Year   3 Years   5 Years  10 Years
----------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth--Class B           A $   123$   171 $   222 $   362 $     33 $     101 $     172 $     362
                               ---------------------------------------------------------------------
                             B $   121$   165 $   212 $   343 $     31 $      95 $     162 $     343
----------------------------------------------------------------------------------------------------
  Capital Guardian Global    A $   123$   171 $   222 $   362 $     33 $     101 $     172 $     362
                               ---------------------------------------------------------------------
                             B $   121$   165 $   212 $   343 $     31 $      95 $     162 $     343
----------------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                    A $   121$   166 $   214 $   346 $     31 $      96 $     164 $     346
                               ---------------------------------------------------------------------
                             B $   119$   160 $   204 $   326 $     29 $      90 $     154 $     326
----------------------------------------------------------------------------------------------------
  Capital Guardian Value     A $   119$   160 $   204 $   326 $     29 $      90 $     154 $     326
                               ---------------------------------------------------------------------
                             B $   117$   154 $   193 $   306 $     27 $      84 $     143 $     306
----------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $   122$   170 $   220 $   358 $     32 $     100 $     170 $     358
                               ---------------------------------------------------------------------
                             B $   120$   164 $   210 $   339 $     30 $      94 $     160 $     339
----------------------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                A $   117$   155 $   195 $   309 $     27 $      85 $     145 $     309
                               ---------------------------------------------------------------------
                             B $   115$   148 $   184 $   288 $     25 $      78 $     134 $     288
----------------------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation                A $   118$   158 $   201 $   320 $     28 $      88 $     151 $     320
                               ---------------------------------------------------------------------
                             B $   116$   152 $   190 $   299 $     26 $      82 $     140 $     299
----------------------------------------------------------------------------------------------------
  Endeavor Money Market      A $   115$   150 $   187 $   292 $     25 $      80 $     137 $     292
                               ---------------------------------------------------------------------
                             B $   113$   143 $   176 $   271 $     23 $      73 $     126 $     271
----------------------------------------------------------------------------------------------------
  Endeavor Enhanced Index    A $   118$   158 $   201 $   320 $     28 $      88 $     151 $     320
                               ---------------------------------------------------------------------
                             B $   116$   152 $   190 $   299 $     26 $      82 $     140 $     299
----------------------------------------------------------------------------------------------------
  Endeavor High Yield        A $   121$   166 $   214 $   347 $     31 $      96 $     164 $     347
                               ---------------------------------------------------------------------
                             B $   119$   160 $   204 $   327 $     29 $      90 $     154 $     327
----------------------------------------------------------------------------------------------------
  Endeavor Janus Growth      A $   118$   157 $   200 $   318 $     28 $      87 $     150 $     318
                               ---------------------------------------------------------------------
                             B $   116$   151 $   189 $   297 $     26 $      81 $     139 $     297
----------------------------------------------------------------------------------------------------
  Jennison Growth            A $   120$   162 $   207 $   333 $     30 $      92 $     157 $     333
                               ---------------------------------------------------------------------
                             B $   118$   156 $   197 $   313 $     28 $      86 $     147 $     313
----------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A $   119$   159 $   202 $   323 $     29 $      89 $     152 $     323
                               ---------------------------------------------------------------------
                             B $   117$   153 $   192 $   302 $     27 $      83 $     142 $     302
----------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A $   119$   159 $   203 $   324 $     29 $      89 $     153 $     324
                               ---------------------------------------------------------------------
                             B $   117$   153 $   192 $   303 $     27 $      83 $     142 $     303
----------------------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock       A $   120$   164 $   211 $   340 $     30 $      94 $     161 $     340
                               ---------------------------------------------------------------------
                             B $   118$   158 $   201 $   320 $     28 $      88 $     151 $     320
----------------------------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth--                  A $   119$   160 $   203 $   325 $     29 $      90 $     153 $     325
                               ---------------------------------------------------------------------
   Service Shares            B $   117$   153 $   193 $   304 $     27 $      83 $     143 $     304
----------------------------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value--                   A $   125$   177 $   233 $   381 $     35 $     107 $     183 $     381
                               ---------------------------------------------------------------------
   Service Shares            B $   123$   171 $   222 $   362 $     33 $     101 $     172 $     362
----------------------------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth--                  A $   119$   161 $   205 $   328 $     29 $      91 $     155 $     328
                               ---------------------------------------------------------------------
   Service Shares            B $   117$   154 $   194 $   308 $     27 $      84 $     144 $     308
----------------------------------------------------------------------------------------------------
  Transamerica VIF Growth    A $   118$   157 $   200 $   318 $     28 $      87 $     150 $     318
                               ---------------------------------------------------------------------
                             B $   116$   151 $   189 $   297 $     26 $      81 $     139 $     297
----------------------------------------------------------------------------------------------------
  Transamerica VIF Small
   Company                   A $   122$   168 $   217 $   353 $     32 $      98 $     167 $     353
                               ---------------------------------------------------------------------
                             B $   120$   162 $   207 $   333 $     30 $      92 $     157 $     333
----------------------------------------------------------------------------------------------------

                                                                   If the Policy is annuitized at
                                 If the Policy is surrendered      the end of the applicable time
                                 at the end of the applicable   period or if the Policy is still in
                                         time period.                 the accumulation phase.
                                  -------------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years   1 Year   3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income--                   A $   118$   157 $   199 $   316 $     28  $     87 $     149 $     316
                               ----------------------------------------------------------------------
   Service Class 2            B $   116$   151 $   188 $   295 $     26  $     81 $     138 $     295
-----------------------------------------------------------------------------------------------------
  Fidelity--VIP Growth--      A $   119$   159 $   203 $   324 $     29  $     89 $     153 $     324
                               ----------------------------------------------------------------------
   Service Class 2            B $   117$   153 $   192 $   303 $     27  $     83 $     142 $     303
-----------------------------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)--            A $   119$   160 $   203 $   325 $     29  $     90 $     153 $     325
                               ----------------------------------------------------------------------
   Service Class 2            B $   117$   153 $   193 $   304 $     27  $     83 $     143 $     304
-----------------------------------------------------------------------------------------------------
  Fidelity--VIP III Growth    A $   119$   161 $   205 $   328 $     29  $     91 $     155 $     328
                               ----------------------------------------------------------------------
   Opportunities--Service
   Class 2                    B $   117$   154 $   194 $   308 $     27  $     84 $     144 $     308
-----------------------------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap--                      A $   119$   162 $   207 $   332 $     29  $     92 $     157 $     332
                               ----------------------------------------------------------------------
   Service Class 2            B $   117$   156 $   196 $   312 $     27  $     86 $     146 $     312
-----------------------------------------------------------------------------------------------------

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount and assuming both the family income protector and additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Annual Step-Up through age 80 for policy years 1-9 (1.35% charge)

B = Annual Step-Up through age 80 for policy years 10 or more (1.15% charge)

                                  If the Policy is        If the Policy is annuitized at
                               surrendered at the end     the end of the applicable time
                               of the applicable time  period or if the Policy is still in
                                      period.                the accumulation phase.
                                  ----------------------------------------------------------
  Subaccounts                   1     3     5    10      1         3         5        10
                               Year Years Years Years   Year     Years     Years     Years
--------------------------------------------------------------------------------------------
  Alger Aggressive Growth    A $124 $175  $229  $380  $     34 $     105 $     179 $     380
                               -------------------------------------------------------------
                             B $122 $169  $219  $360  $     32 $      99 $     169 $     360
--------------------------------------------------------------------------------------------
  American Century Income
   & Growth                  A $129 $191  $256  $431  $     39 $     122 $     206 $     431
                               -------------------------------------------------------------
                             B $127 $185  $246  $412  $     37 $     115 $     196 $     412
--------------------------------------------------------------------------------------------
  American Century
   International             A $130 $193  $261  $440  $     40 $     125 $     211 $     440
                               -------------------------------------------------------------
                             B $128 $188  $251  $421  $     38 $     119 $     201 $     421
--------------------------------------------------------------------------------------------
  Gabelli Global Growth      A $127 $185  $246  $412  $     37 $     115 $     196 $     412
                               -------------------------------------------------------------
                             B $125 $179  $237  $393  $     35 $     109 $     187 $     393
--------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  Great Companies--
   AmericaSM                 A $124 $177  $232  $385  $     34 $     107 $     182 $     385
                               -------------------------------------------------------------
                             B $122 $171  $222  $365  $     32 $     101 $     172 $     365
--------------------------------------------------------------------------------------------
  Great Companies--
   Global/2/                 A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  Great Companies--
   TechnologySM              A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  Janus Global (A/T)         A $124 $176  $231  $383  $     34 $     106 $     181 $     383
                               -------------------------------------------------------------
                             B $122 $170  $221  $363  $     32 $     100 $     171 $     363
--------------------------------------------------------------------------------------------
  NWQ Value Equity           A $124 $176  $231  $382  $     34 $     106 $     181 $     382
                               -------------------------------------------------------------
                             B $122 $170  $220  $362  $     32 $     100 $     170 $     362
--------------------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap
   Growth                    A $124 $177  $233  $386  $     34 $     107 $     183 $     386
                               -------------------------------------------------------------
                             B $122 $171  $222  $366  $     32 $     101 $   172   $     366
--------------------------------------------------------------------------------------------
  Salomon All Cap            A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                    A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap    A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A $124 $175  $229  $379  $     34 $     105 $     179 $     379
                               -------------------------------------------------------------
                             B $122 $169  $219  $359  $     32 $      99 $     169 $     359
--------------------------------------------------------------------------------------------
  Alliance Growth &
   Income--Class B           A $125 $178  $234  $388  $     35 $     108 $     184 $     388
                               -------------------------------------------------------------
                             B $123 $172  $224  $369  $     33 $     102 $     174 $     369
--------------------------------------------------------------------------------------------

                                  If the Policy is        If the Policy is annuitized at
                               surrendered at the end     the end of the applicable time
                               of the applicable time  period or if the Policy is still in
                                      period.                the accumulation phase.
                                  ----------------------------------------------------------
  Subaccounts                   1     3     5    10      1         3         5        10
                               Year Years Years Years   Year     Years     Years     Years
--------------------------------------------------------------------------------------------
  Alliance Premier
   Growth-- Class B          A $128 $188  $251  $421  $     38 $     119 $     201 $     421
                               -------------------------------------------------------------
                             B $126 $182  $242  $403  $     36 $     112 $     192 $     403
--------------------------------------------------------------------------------------------
  Capital Guardian Global    A $128 $188  $251  $421  $     38 $     119 $     201 $     421
                               -------------------------------------------------------------
                             B $126 $182  $242  $403  $     36 $     112 $     192 $     403
--------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                    A $127 $183  $243  $406  $     37 $     113 $     193 $     406
                               -------------------------------------------------------------
                             B $125 $177  $233  $387  $     35 $     107 $     183 $     387
--------------------------------------------------------------------------------------------
  Capital Guardian Value     A $125 $177  $233  $387  $     35 $     107 $     183 $     387
                               -------------------------------------------------------------
                             B $123 $171  $223  $367  $     33 $     101 $     173 $     367
--------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $128 $187  $249  $418  $     38 $     117 $     199 $     418
                               -------------------------------------------------------------
                             B $126 $181  $240  $399  $     36 $     111 $     190 $     399
--------------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                A $123 $172  $224  $370  $     33 $     102 $     174 $     370
                               -------------------------------------------------------------
                             B $121 $166  $214  $350  $     31 $      96 $     164 $     350
--------------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation                A $124 $175  $230  $381  $     34 $     105 $     180 $     381
                               -------------------------------------------------------------
                             B $122 $169  $220  $361  $     32 $      99 $     170 $     361
--------------------------------------------------------------------------------------------
  Endeavor Money Market      A $121 $167  $216  $354  $     31 $      97 $     166 $     354
                               -------------------------------------------------------------
                             B $119 $161  $206  $334  $     29 $      91 $     156 $     334
--------------------------------------------------------------------------------------------
  Endeavor Enhanced Index    A $124 $175  $230  $381  $     34 $     105 $     180 $     381
                               -------------------------------------------------------------
                             B $122 $169  $220  $361  $     32 $      99 $     170 $     361
--------------------------------------------------------------------------------------------
  Endeavor High Yield        A $127 $183  $244  $406  $     37 $     114 $     194 $     406
                               -------------------------------------------------------------
                             B $125 $178  $234  $388  $     35 $     108 $     184 $     388
--------------------------------------------------------------------------------------------
  Endeavor Janus Growth      A $124 $175  $229  $379  $     34 $     105 $     179 $     379
                               -------------------------------------------------------------
                             B $122 $169  $219  $359  $     32 $      99 $     169 $     359
--------------------------------------------------------------------------------------------
  Jennison Growth            A $125 $179  $237  $393  $     35 $     109 $     187 $     393
                               -------------------------------------------------------------
                             B $123 $173  $226  $374  $     33 $     103 $     176 $     374
--------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A $124 $176  $232  $384  $     34 $     106 $     182 $     384
                               -------------------------------------------------------------
                             B $122 $170  $221  $364  $     32 $     100 $     171 $     364
--------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A $124 $177  $232  $385  $     34 $     107 $     182 $     385
                               -------------------------------------------------------------
                             B $122 $171  $222  $365  $     32 $     101 $     172 $     365
--------------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock       A $126 $181  $240  $400  $     36 $     112 $     190 $     400
                               -------------------------------------------------------------
                             B $124 $175  $230  $381  $     34 $     105 $     180 $     381
--------------------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth--                  A $124 $177  $233  $386  $     34 $     107 $     183 $     386
                               -------------------------------------------------------------
   Service Shares            B $122 $171  $222  $366  $     32 $     101 $     172 $     366
--------------------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value--                   A $130 $193  $261  $440  $     40 $     125 $     211 $     440
                               -------------------------------------------------------------
   Service Shares            B $128 $188  $251  $421  $     38 $     119 $     201 $     421
--------------------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth--                  A $125 $178  $234  $388  $     35 $     108 $     184 $     388
                               -------------------------------------------------------------
   Service Shares            B $123 $172  $224  $369  $     33 $     102 $     174 $     369
--------------------------------------------------------------------------------------------
  Transamerica VIF Growth    A $124 $175  $229  $379  $     34 $     105 $     179 $     379
                               -------------------------------------------------------------
                             B $122 $169  $219  $359  $     32 $      99 $     169 $     359
--------------------------------------------------------------------------------------------
  Transamerica VIF Small
   Company                   A $127 $185  $246  $412  $     37 $     115 $     196 $     412
                               -------------------------------------------------------------
                             B $125 $179  $237  $393  $     35 $     109 $     187 $     393
--------------------------------------------------------------------------------------------

                                   If the Policy is        If the Policy is annuitized at
                                surrendered at the end     the end of the applicable time
                                of the applicable time  period or if the Policy is still in
                                       period.                the accumulation phase.
                                  -----------------------------------------------------------
  Subaccounts                    1     3     5    10      1         3         5        10
                                Year Years Years Years   Year     Years     Years     Years
---------------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income--                   A $124 $174  $228  $377  $     34 $     104 $     178 $     377
                               --------------------------------------------------------------
   Service Class 2            B $121 $168  $218  $357  $     31 $      98 $     168 $     357
---------------------------------------------------------------------------------------------
  Fidelity--VIP Growth--      A $124 $177  $232  $385  $     34 $     107 $     182 $     385
                               --------------------------------------------------------------
   Service Class 2            B $122 $171  $222  $365  $     32 $     101 $     172 $     365
---------------------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)--            A $124 $177  $233  $386  $     34 $     107 $     183 $     386
                               --------------------------------------------------------------
   Service Class 2            B $122 $171  $222  $366  $     32 $     101 $     172 $     366
---------------------------------------------------------------------------------------------
  Fidelity--VIP III Growth    A $125 $178  $234  $388  $     35 $     108 $     184 $     388
                               --------------------------------------------------------------
   Opportunities--Service
   Class 2                    B $123 $172  $224  $369  $     33 $     102 $     174 $     369
---------------------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap--                      A $125 $179  $236  $392  $     35 $     109 $     186 $     392
                               --------------------------------------------------------------
   Service Class 2            B $123 $173  $226  $373  $     33 $     103 $     176 $     373
---------------------------------------------------------------------------------------------

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2000 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $40 annual service charge is reflected as a charge of 0.1000% based on an average policy value of $40,000 (as of December 31, 2000).

1.THE ANNUITY POLICY

This prospectus describes the Transamerica EXTRA Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued after May 1, 2001. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider or the initial payment guarantee rider, then Transamerica will guarantee a minimum amount of your annuity payments.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

 .  Transamerica receives all information needed to issue the policy;

 .  Transamerica receives a minimum initial premium payment; and

 .  The annuitant, owner, and any joint owner are age 84 or younger.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $2,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Premium Enhancement

An amount equal to 5% of the initial premium payment will be added to the policy value (4% if you, or any joint owner, are 70 years old or older). The amount of the premium enhancement is not considered a premium payment. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel ("free-look") provision.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Transamerica has received exemptive relief to allow us to recapture the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

 .  exercise of the free-look option;

 . exercise of the nursing care and terminal condition withdrawal option or the unemployment waiver within one year from the time we apply the premium enhancement;

 . a death benefit is payable within one year from the time we apply the premium enhancement; or

 . annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your contract was negative (if the overall investment performance of your contract was positive you would be better off).

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment (plus the premium enhancement) to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently forty variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
  Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
  American Century Income & Growth
  American Century International
Subadvised by Gabelli Asset Management Company
  Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
  Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.
  Great Companies--AmericaSM
  Great Companies--Global/2/
  Great Companies--TechnologySM
Subadvised by NWQ Investment Management Company, Inc.
  NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
  Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
  Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Dividend Growth
  T. Rowe Price Small Cap
Subadvised by Van Kampen Asset Management Inc.

  Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC.--CLASS B
Managed by Alliance Capital Management L.P.
  Alliance Growth & Income Portfolio
  Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
  Capital Guardian Global Portfolio
  Capital Guardian U.S. Equity Portfolio
  Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
  Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio

  T. Rowe Price Growth Stock Portfolio
Subadvised by T. Rowe Price-Fleming International, Inc.
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
Managed by Janus Capital Corporation
  Janus Aspen--Aggressive Growth Portfolio
  Janus Aspen--Strategic Value Portfolio
  Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
  Transamerica VIF Growth Portfolio
  Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP Equity-Income Portfolio
  Fidelity--VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP III Growth Opportunities Portfolio
  Fidelity--VIP III Mid Cap Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")

Subadvised by Janus Capital Corporation

  Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of the other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for funds or portflios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year.

At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that guaranteed period option to another investment choice. No excess interest adjustment will apply.

 . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

 . Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at last $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owners who, in our view, has abused or appears likely to abuse the transfer privilege.

4.PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges. These figures will also reflect the premium enhancement.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charge

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium) or any gains in the policy once each policy year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the free surrender amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the nine years following each premium payment:

   Number of Years                                          Surrender Charge
    Since Premium                                         (as a percentage of
    Payment Date                                          premium surrendered)
------------------------------------------------------------------------------
      0-1                                                          9%
      1-2                                                          8%
      2-3                                                          7%
      3-4                                                          6%
      4-5                                                          5%
      5-6                                                          4%
      6-7                                                          3%
      7-8                                                          2%
      8-9                                                          1%
   9 or more                                                       0%

For example, assume your premium payments total $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than the free amount ($10,000), you would pay a surrender charge of $1,600 on the $20,000 remaining after the free percentage (8% of ($30,000--$10,000)).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000--($100,000 x 10%))].

You receive the full amount of a requested partial surrender because we deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you surrender money under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.

For policy years 1--9, the daily mortality and expense risk fee is at an annual rate of 1.35% of assets. For policy years 10 or more, the daily mortality and expense risk fee is at an annual rate of 1.15% of assets. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This daily charge is equal to an annual rate of 0.40% of the daily net asset value of the separate account during both the accumulation phase and the income phase.

In addition, an annual service charge of $40 (but no more than 2% of the policy value) is charged on each policy anniversary and at surrender.

The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .  you begin receiving annuity payments;

 .  you surrender the policy; or

 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Additional Death Distribution

If you elect the additional death distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Initial Payment Guarantee

If you elect the initial payment guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 .  by making a surrender (either a complete or partial surrender); or

 .  by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take out up to the greater of 10% of your premium payments (less partial surrenders deemed to be premium) or any gains in the policy free of surrender charges once each year.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial unless you elect a Life With Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payments from the separate account if:

 . the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

 . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

 .  surrenders of cumulative interest credited;

 .  nursing care and terminal condition withdrawals;

 .  unemployment surrenders;

 .  surrenders to satisfy any minimum distribution requirements; and

 . systematic payout option payments, which do not exceed cumulative interest credited divided by the number of payouts made per year.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below (these options are not available under the family income protector). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the family income protector rider could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes only occur annually under the family income protector and initial payment guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:

Fixed Payments

 . No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable)-- Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

 . Life with Emergency CashSM (fixed or variable)--Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

 . No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

 . Life with Emergency CashSM (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and

 . the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:

 .  you choose Income for a Specified Period, Life Income with 10 years
   Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:

 .  you choose Life with Emergency CashSM; and

 .  the annuitant dies before age 100,

THEN:

 .  a death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the income phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

 .  you are both the annuitant and an owner of the policy; and

 .  you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:

 .  you are not the annuitant; and

 .  the annuitant dies before the annuity commencement date; and

 . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

 .  you are not the annuitant; and

 .  you die on or after the annuity commencement date; and

 .  the entire interest in the policy has not been paid to you;

THEN:

 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

However, IF:

 .  you are receiving annuity payments under the Life with Emergency CashSM; and

 .  the annuitant dies before age 100,

THEN:

 .  a death benefit will be paid.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

 .  you are not the annuitant; and

 .  the annuitant dies prior to the annuity commencement date; and

 . you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:

 .  you will become the new annuitant and the policy will continue.

IF:

 .  you are not the annuitant; and

 .  you die prior to the annuity commencement date;

THEN:

 . the new owner (unless it is the spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit generally will be the greatest of:

 .  policy value on the date we receive the required information; or

 . cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

 .  guaranteed minimum death benefit (discussed below).

Guaranteed Minimum Death Benefit

Note: The following generally applies, depending on the state of issue, to policies issued after May 1, 2001. For other policies, see Appendix C.

The guaranteed minimum death benefit is the Step-Up Death Benefit--the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then.

The Step-Up Death Benefit is not available if the owner or annuitant is 80 or older on the policy date. In those instances, the guaranteed minimum death benefit will be a return of premium--total premium payments, less any adjusted partial surrenders as of the date of death.

IF:

 . the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

9.TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit- sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

 .  the amount that can be contributed to the policy during any year; and

 .  the time when amounts can be paid from the policy.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders -- 403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when a owner:

 .  reaches age 59 1/2;

 .  leaves his/her job;

 .  dies;

 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). The premium enhancement will be considered earnings. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after an owner dies;

 . paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 . paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 .  paid under an immediate annuity; or

 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the family income protector rider and the initial payment guarantee rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Additional Death Distribution rider or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be premium); and
(2)is any gains in the policy.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

 .  the policy value on the date the rider is issued; plus

 .  any additional premium payments; minus

 .  an adjustment for any surrenders made after the date the rider is issued;

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


 . the result of which is accumulated at the annual growth rate written on page one of the rider; minus

 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the family income protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in
Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % AIR) that provide for higher payment levels for a given policy value than the family income protector (which uses a 3.0% AIR to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the family income protector will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

 .  the new fees, thresholds and factors may be higher (or lower) than before;

 .  the new annual growth rate may be lower (or higher) than before; and

 . you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

NOTE CAREFULLY:

If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);

 . upgrade of the minimum annuitization value (although a new rider will be issued);

 .  termination.of your policy; or

 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the above description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

Additional Death Distribution

The optional "additional death distribution" or "ADD" rider pays an additional death distribution amount when a death benefit is payable under your policy, under certain circumstances. The ADD will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The ADD rider is available for issue ages through age 80.

Additional Death Distribution Amount. The ADD is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADD is equal to:

 .  the ADD factor (see below) multiplied by

 .  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the policy death benefit; minus

 .  policy value on the rider date; minus

 .  premium payments after the rider date; plus

 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the ADD rider after you purchased the policy, rider earnings do not include any gains before the ADD rider is added to your policy.

The ADD factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the ADD will be considered.

Please see the Statement of Additional Information for an example which illustrates the ADD payable as well as the effect of a surrender on the ADD.

Spousal Continuation. If a spouse elects to continue the policy instead of receiving a death benefit and ADD, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the ADD. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADD based on gains since the rider was issued, not since the time of the first death.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADD rider would not pay any benefit (because there are not rider earnings).

Termination. The rider will remain in effect until:

 .  you cancel it by notifying our service center in writing,

 .  the policy is annuitized or surrendered, or

 .  the ADD is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plan.

The additional death distribution or ADD may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the initial payment guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The initial payment guarantee does not establish or guarantee the performance of any subaccount.

With the initial payment guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the initial payment guarantee rider. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The initial payment guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Other Terms and Conditions. You may purchase the initial payment guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The initial payment guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

The family income protector described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of policy value applied to an annuity payment option, the initial payment will be lower with the family income protector than with the initial payment guarantee.

Termination. The initial payment guarantee rider is irrevocable.

The initial payment guarantee benefit may vary by state and may not be available in all states.

Nursing Care and Terminal Condition
Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

 .  confined in a hospital or nursing facility for 30 days in a row; or

 . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

 .  employed full time for at least two years prior to becoming unemployed; and

 .  employed full time on the policy date; and

 .  unemployed for at least 60 days in a row at the time of the surrender; and

 .  must have a minimum cash value at the time of surrender of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

 . you select the "Telephone Transfer/Reallocation Authorization" box in the policy enrollment form or enrollment information; or

 .  you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the variable subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into the variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 . If you attempt to begin a traditional dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated for that program will remain in the traditional dollar cost averaging fixed account until the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete a traditional dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the underlying fund subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program will begin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a dollar cost averaging program is completed, absent new instructions to the contrary:

 . a new dollar cost averaging program will be started using the previous instructions; or

 . if the additional premium does not meet the minimum requirements to start a new dollar cost averaging program, then the additional premium will be allocated as identified in the previous dollar cost averaging program.

NOTE CAREFULLY:

 . If we do not receive all necessary information to begin a special dollar cost averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional dollar cost averaging fixed account.

If you discontinue a dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

(May vary by state and may not be available in all states. See your policy for availability of the fixed account options.)

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policy, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA C (formerly PFL Life Variable Annuity Account C), under the laws of the State of Iowa on February 20, 1997. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underly the policy are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under the policy.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policy

AFSG Securities Corporation is the principal underwriter of the policy. Like Transamerica, it is an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 5.5% of premium payments or 4.5% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policy under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policy.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Certain Provisions

Certain provisions of the policy may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience

Family Income Protector--Additional Information

Additional Death Distribution Rider -  Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                (For policies purchased on or after May 1, 2001)

The "Annual Step-Up through age 80 Death Benefit" for policy years 10 or more was not offered as of December 31, 2000, therefore condensed financial data is not available that reflects this death benefit.

The Alliance Growth and Income Subaccount--Class B, Alliance Premier Growth Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies-- AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore condensed financial data is not available for those subaccounts.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2001)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

        Annual Step-Up through age 80 Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value   Accumulation
                                        at Beginning  at End of    Units at End
               Subaccount                 of Year        Year        of Year
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2000................................  $1.077064    $ 0.72627    6,641,329.720
   1999(/1/)...........................  $1.000000    $1.077064        1,000.000
--------------------------------------------------------------------------------
  Gabelli Global Growth
   2000(/3/)...........................  $1.000000    $0.937435      333,402.505
--------------------------------------------------------------------------------
  Goldman Sachs Growth
   2000................................  $1.045413    $0.945062      919,451.682
   1999(/1/)...........................  $1.000000    $1.045413        1,000.000
--------------------------------------------------------------------------------
  Great Companies--Global/2/
   2000(/3/)...........................  $1.000000    $0.949462       52,080.280
--------------------------------------------------------------------------------
  Janus Global (A/T)
   2000................................  $1.092565    $0.885399    5,511,858.360
   1999(/1/)...........................  $1.000000    $1.092565        1,000.000
--------------------------------------------------------------------------------
  NWQ Value Equity
   2000................................  $1.044142    $1.182162      509,957.335
   1999(/1/)...........................  $1.000000    $1.044142        1,000.000
--------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth
   2000................................  $1.095095    $0.921377    3,777,955.356
   1999(/1/)...........................  $1.000000    $1.095095        1,000.000
--------------------------------------------------------------------------------
  Salomon All Cap
   2000................................  $1.039339    $1.208438    1,614,373.543
   1999(/1/)...........................  $1.000000    $1.039339        1,000.000
--------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2000................................  $1.014481    $1.095477      386,487.013
   1999(/1/)...........................  $1.000000    $1.014481        1,000.000
--------------------------------------------------------------------------------

        Annual Step-Up through age 80 Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)
                                   continued

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of    Units at End
               Subaccount                of Year        Year        of Year
-------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2000...............................  $1.081865    $0.973385      870,777.978
   1999(/1/)..........................  $1.000000    $1.081865        1,000.000
-------------------------------------------------------------------------------
  Capital Guardian Global*
   2000...............................  $1.085224    $0.902170    2,388,057.421
   1999(/1/)..........................  $1.000000    $1.085224        1,000.000
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
   2000(/3/)..........................  $1.000000    $1.006125      390,573.905
-------------------------------------------------------------------------------
  Capital Guardian Value*
   2000...............................  $1.007713    $1.045639    1,089,161.033
   1999(/1/)..........................  $1.000000    $1.007713        1,000.000
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   2000...............................  $1.080284    $1.178786    2,134,959.549
   1999(/1/)..........................  $1.000000    $1.080284        1,000.000
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   2000...............................  $0.985468    $1.066980      286,206.168
   1999(/1/)..........................  $1.000000    $0.985468        1,000.000
-------------------------------------------------------------------------------
  Endeavor Asset Allocation
   2000...............................  $1.039095    $0.960707    4,665,391.166
   1999(/1/)..........................  $1.000000    $1.039095        1,000.000
-------------------------------------------------------------------------------
  Endeavor Money Market
   2000...............................  $1.001803    $1.043380    4,205,444.439
   1999(/1/)..........................  $1.000000    $1.001803      142,117.867
-------------------------------------------------------------------------------
  Endeavor Enhanced Index
   2000...............................  $1.032110    $0.903591    2,922,528.254
   1999(/1/)..........................  $1.000000    $1.032110        1,000.000
-------------------------------------------------------------------------------
  Endeavor High Yield
   2000...............................  $0.995199    $0.927487      362,385.527
   1999(/1/)..........................  $1.000000    $0.995199        1,000.000
-------------------------------------------------------------------------------
  Endeavor Janus Growth
   2000...............................  $1.028369    $0.713643   16,335,229.338
   1999(/1/)..........................  $1.000000    $1.028369        1,000.000
-------------------------------------------------------------------------------
  Jennison Growth*
   2000...............................  $1.003139    $0.871768      399,841.857
   1999(/1/)..........................  $1.000000    $1.003139        1,000.000
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   2000...............................  $1.010544    $1.115513    1,356,224.407
   1999(/1/)..........................  $1.000000    $1.010544        1,000.000
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   2000...............................  $1.057273    $1.033869    1,715,075.567
   1999(/1/)..........................  $1.000000    $1.057273        1,000.000
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   2000...............................  $1.079826    $0.867514    1,851,974.432
   1999(/1/)..........................  $1.000000    $1.079826        1,000.000
-------------------------------------------------------------------------------

        Annual Step-Up through age 80 Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)
                                   continued

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of   Units at End
               Subaccount                of Year        Year        of Year
------------------------------------------------------------------------------
  Janus Aspen--Aggressive Growth
   2000(/3/)..........................  $1.000000    $0.737868     240,469.757
------------------------------------------------------------------------------
  Janus Aspen--Strategic Value
   2000(/3/)..........................  $1.000000    $0.998150     241,985.580
------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth
   2000(/3/)..........................  $1.000000    $0.887128     607,065.813
------------------------------------------------------------------------------
  Transamerica VIF Growth
   2000...............................  $1.145372    $1.015903   4,023,804.760
   1999(/1/)..........................  $1.000000    $1.145372       1,000.000
------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   2000(/2/)..........................  $1.000000    $1.081814     171,843.708
------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)
   2000(/2/)..........................  $1.000000    $0.920429     353,301.404
------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities
   2000(/2/)..........................  $1.000000    $0.846377     171,659.120
------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap
   2000(/2/)..........................  $1.000000    $1.112079     526,554.998
------------------------------------------------------------------------------

(/1/) Period from December 13, 1999 through December 31, 1999.

(/2/) Period from May 1, 2000 through December 31, 2000.

(/3/) Period from October 9, 2000 through December 31, 2000.

* Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before these changes.

The Alliance Growth and Income Subaccount--Class B, Alliance Premier Growth Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies-- AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available on those subaccounts.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The redemption value will, of course, reflect the premium enhancement.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax or rider charge is applicable to a particular policy, or the riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative and distribution charge. Performance figures will reflect the 1.35% mortality and expense risk fee for policy years 1-9 and the 1.15% mortality and expense risk fee for policy years 10 or more. Standard total return calcuations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower.

                                   TABLE 1--A
                   Standardized Average Annual Total Returns

(Assuming A Surrender Charge and No Family Income Protector or Additional Death
                               Distribution)
--------------------------------------------------------------------------------
               Annual Step-Up Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                 1 Year    5 Year  Subaccount
                                 Ended     Ended       to        Subaccount
Subaccount                      12/31/00  12/31/00  12/31/00   Inception Date
-------------------------------------------------------------------------------
Alger Aggressive Growth......   (36.43%)    N/A      (29.70%) December 13, 1999
American Century Income &
 Growth(/1/).................      N/A      N/A         N/A      May 1, 2001
American Century
 International(/1/)..........      N/A      N/A         N/A      May 1, 2001
Gabelli Global Growth........      N/A      N/A       (9.69%)  October 9, 2000
Goldman Sachs Growth.........   (12.38%)    N/A       (7.69%) December 13, 1999
Great Companies--
 AmericaSM(/1/)..............      N/A      N/A         N/A      May 1, 2001
Great Companies--
 Global(/2/).................      N/A      N/A       (8.43%)  October 9, 2000
Great Companies--
 TechnologySM(/1/)...........      N/A      N/A         N/A      May 1, 2001
Janus Global (A/T)(/2/)......   (22.21%)    N/A      (13.68%) December 13, 1999
NWQ Value Equity.............    11.58%     N/A       15.93%  December 13, 1999
Pilgrim Baxter Mid Cap
 Growth......................   (18.96%)    N/A      (10.06%) December 13, 1999
Salomon All Cap..............    14.78%     N/A       18.53%  December 13, 1999
T. Rowe Price Dividend
 Growth......................     6.08%     N/A        7.32%  December 13, 1999
T. Rowe Price Small Cap......   (12.83%)    N/A       (4.85%) December 13, 1999
Van Kampen Emerging
 Growth(/1/).................      N/A      N/A         N/A      May 1, 2001
Alliance Growth & Income--
 Class B(/1/)................      N/A      N/A         N/A      May 1, 2001
Alliance Premier Growth--
 Class B(/1/)................      N/A      N/A         N/A      May 1, 2001
Capital Guardian
 Global(/3/).................   (20.01%)    N/A      (11.99%) December 13, 1999
Capital Guardian U.S.
 Equity......................      N/A      N/A       (2.48%)  October 9, 2000
Capital Guardian Value(/3/)..     1.65%     N/A        2.36%  December 13, 1999
Dreyfus Small Cap Value......     7.27%     N/A       15.59%  December 13, 1999
Dreyfus U.S. Government
 Securities..................     6.38%     N/A        4.49%  December 13, 1999
Endeavor Asset Allocation....   (10.22%)    N/A       (6.12%) December 13, 1999
Endeavor Enhanced Index......   (15.37%)    N/A      (11.85%) December 13, 1999
Endeavor High Yield..........    (9.44%)    N/A       (9.45%) December 13, 1999
Endeavor Janus Growth........   (34.43%)    N/A      (31.05%) December 13, 1999
Jennison Growth(/3/).........   (16.05%)    N/A      (15.05%) December 13, 1999
T. Rowe Price Equity Income..     8.61%     N/A        9.32%  December 13, 1999
T. Rowe Price Growth Stock...    (4.62%)    N/A        1.19%  December 13, 1999
T. Rowe Price International
 Stock.......................   (22.94%)    N/A      (15.48%) December 13, 1999
Janus Aspen--Aggressive
 Growth--Service Shares......      N/A      N/A      (30.65%)  October 9, 2000
Janus Aspen--Strategic
 Value--Service Shares.......      N/A      N/A       (3.32%)  October 9, 2000
Janus Aspen--Worldwide
 Growth--Service Shares......      N/A      N/A      (14.97%)  October 9, 2000
Transamerica VIF Growth......   (14.17%)    N/A       (0.60%) December 13, 1999
Transamerica VIF Small
 Company(/1/)................      N/A      N/A         N/A      May 1, 2001
Fidelity--VIP Equity-Income--
 Service Class 2.............      N/A      N/A        5.42%     May 1, 2000
Fidelity--VIP Growth--Service
 Class 2(/1/)................      N/A      N/A         N/A      May 1, 2001
Fidelity--VIP II
 Contrafund(R)--
 Service Class 2.............      N/A      N/A      (11.52%)    May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class
 2...........................      N/A      N/A      (19.30%)    May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2.............      N/A      N/A        8.60%     May 1, 2000
-------------------------------------------------------------------------------

                                   TABLE 1--B
                   Standardized Average Annual Total Returns

(Assuming A Surrender Charge and No Family Income Protector or Additional Death
                               Distribution)
--------------------------------------------------------------------------------
            Annual Step-Up Death Benefit for policy years 10 or more
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                 1 Year    5 Year  Subaccount
                                 Ended     Ended       to        Subaccount
Subaccount                      12/31/00  12/31/00  12/31/00   Inception Date
-------------------------------------------------------------------------------
Alger Aggressive Growth......   (36.30%)    N/A      (29.55%) December 13, 1999
American Century Income &
 Growth(/1/).................      N/A      N/A         N/A      May 1, 2001
American Century
 International(/1/)..........      N/A      N/A         N/A      May 1, 2001
Gabelli Global Growth........      N/A      N/A       (9.65%)  October 9, 2000
Goldman Sachs Growth.........   (12.19%)    N/A       (7.49%) December 13, 1999
Great Companies--
 AmericaSM(/1/)..............      N/A      N/A         N/A      May 1, 2001
Great Companies--
 Global(/2/).................      N/A      N/A       (8.38%)  October 9, 2000
Great Companies--
 TechnologySM(/1/)...........      N/A      N/A         N/A      May 1, 2001
Janus Global (A/T)(/2/)......   (22.04%)    N/A      (13.49%) December 13, 1999
NWQ Value Equity.............    11.82%     N/A       16.18%  December 13, 1999
Pilgrim Baxter Mid Cap
 Growth......................   (18.78%)    N/A       (9.87%) December 13, 1999
Salomon All Cap..............    15.03%     N/A       18.78%  December 13, 1999
T. Rowe Price Dividend
 Growth......................     6.31%     N/A        7.56%  December 13, 1999
T. Rowe Price Small Cap......   (12.64%)    N/A       (4.65%) December 13, 1999
Van Kampen Emerging
 Growth(/1/).................      N/A      N/A         N/A      May 1, 2001
Alliance Growth & Income--
 Class B(/1/)................      N/A      N/A         N/A      May 1, 2001
Alliance Premier Growth--
 Class B(/1/)................      N/A      N/A         N/A      May 1, 2001
Capital Guardian
 Global(/3/).................   (19.84%)    N/A      (11.80%) December 13, 1999
Capital Guardian U.S.
 Equity......................      N/A      N/A       (2.43%)  October 9, 2000
Capital Guardian Value(/3/)..     1.87%     N/A        2.58%  December 13, 1999
Dreyfus Small Cap Value......     7.51%     N/A       15.84%  December 13, 1999
Dreyfus U.S. Government
 Securities..................     6.61%     N/A        4.71%  December 13, 1999
Endeavor Asset Allocation....   (10.03%)    N/A       (5.92%) December 13, 1999
Endeavor Enhanced Index......   (15.19%)    N/A      (11.66%) December 13, 1999
Endeavor High Yield..........    (9.25%)    N/A       (9.26%) December 13, 1999
Endeavor Janus Growth........   (34.29%)    N/A      (30.90%) December 13, 1999
Jennison Growth(/3/).........   (15.87%)    N/A      (14.87%) December 13, 1999
T. Rowe Price Equity Income..     8.84%     N/A        9.55%  December 13, 1999
T. Rowe Price Growth Stock...    (4.42%)    N/A        1.41%  December 13, 1999
T. Rowe Price International
 Stock.......................   (22.78%)    N/A      (15.30%) December 13, 1999
Janus Aspen--Aggressive
 Growth--Service Shares......      N/A      N/A      (30.61%)  October 9, 2000
Janus Aspen--Strategic
 Value--Service Shares.......      N/A      N/A       (3.27%)  October 9, 2000
Janus Aspen--Worldwide
 Growth--Service Shares......      N/A      N/A      (14.93%)  October 9, 2000
Transamerica VIF Growth......   (13.98%)    N/A       (0.39%) December 13, 1999
Transamerica VIF Small
 Company(/1/)................      N/A      N/A         N/A      May 1, 2001
Fidelity--VIP Equity-Income--
 Service Class 2.............      N/A      N/A        5.58%     May 1, 2000
Fidelity--VIP Growth--Service
 Class 2(/1/)................      N/A      N/A         N/A      May 1, 2001
Fidelity--VIP II
 Contrafund(R)--
 Service Class 2.............      N/A      N/A      (11.39%)    May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class
 2...........................      N/A      N/A      (19.18%)    May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2.............      N/A      N/A        8.76%     May 1, 2000
-------------------------------------------------------------------------------

(/1/) The Alliance Growth and Income Subaccount--Class B, Alliance Premier
      Growth Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies--AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.

(/2/) The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.
(/3/) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the rider charge for any optional rider and does not reflect a 5% premium enhancement.

                                TABLE 2--A
                 Non-Standardized Average Annual Total Returns

 (Assuming No Surrender Charge, Family Income Protector,5% Premium Enhancement
                     or Additional Death Distribution)

     Annual Step-Up through age 80 Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)
-------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to        Subaccount
  Subaccount                     12/31/00 12/31/00  12/31/00   Inception Date
-------------------------------------------------------------------------------
  Alger Aggressive Growth......  (32.51%)   N/A     (26.15%)  December 13, 1999
  American Century Income &
   Growth(/1/).................    N/A      N/A       N/A        May 1, 2001
  American Century
   International(/1/)..........    N/A      N/A       N/A        May 1, 2001
  Gabelli Global Growth........    N/A      N/A     (6.26%)    October 9, 2000
  Goldman Sachs Growth.........  (9.60%)    N/A     (5.23%)   December 13, 1999
  Great Companies--
   AmericaSM(/1/)..............    N/A      N/A       N/A        May 1, 2001
  Great Companies--
   Global(/2/).................    N/A      N/A     (5.05%)    October 9, 2000
  Great Companies--
   TechnologySM(/1/)...........    N/A      N/A       N/A        May 1, 2001
  Janus Global (A/T)(/2/)......  (18.96%)   N/A     (10.93%)  December 13, 1999
  NWQ Value Equity.............   13.22%    N/A      17.24%   December 13, 1999
  Pilgrim Baxter Mid Cap
   Growth......................  (15.86%)   N/A     (7.49%)   December 13, 1999
  Salomon All Cap..............   16.27%    N/A      19.72%   December 13, 1999
  T. Rowe Price Dividend
   Growth......................   7.98%     N/A      9.05%    December 13, 1999
  T. Rowe Price Small Cap......  (10.03%)   N/A     (2.53%)   December 13, 1999
  Van Kampen Emerging
   Growth(/1/).................    N/A      N/A       N/A        May 1, 2001
  Alliance Growth & Income--
   Class B(/1/)................    N/A      N/A       N/A        May 1, 2001
  Alliance Premier Growth--
   Class B(/1/)................    N/A      N/A       N/A        May 1, 2001
  Capital Guardian
   Global(/3/).................  (16.87%)   N/A     (9.32%)   December 13, 1999
  Capital Guardian U.S.
   Equity......................    N/A      N/A      0.61%     October 9, 2000
  Capital Guardian Value(/3/)..   3.76%     N/A      4.33%    December 13, 1999
  Dreyfus Small Cap Value......   9.12%     N/A      16.92%   December 13, 1999
  Dreyfus U.S. Government
   Securities..................   8.27%     N/A      6.36%    December 13, 1999
  Endeavor Asset Allocation....  (7.54%)    N/A     (3.74%)   December 13, 1999
  Endeavor Enhanced Index......  (12.45%)   N/A     (9.19%)   December 13, 1999
  Endeavor High Yield..........  (6.80%)    N/A     (6.91%)   December 13, 1999
  Endeavor Janus Growth........  (30.60%)   N/A     (27.43%)  December 13, 1999
  Jennison Growth(/3/).........  (13.10%)   N/A     (12.23%)  December 13, 1999
  T. Rowe Price Equity Income..   10.39%    N/A      10.95%   December 13, 1999
  T. Rowe Price Growth Stock...  (2.21%)    N/A      3.22%    December 13, 1999
  T. Rowe Price International
   Stock.......................  (19.66%)   N/A     (12.64%)  December 13, 1999
  Janus Aspen--Aggressive
   Growth--
   Service Shares..............    N/A      N/A     (26.21%)   October 9, 2000
  Janus Aspen--Strategic
   Value--Service Shares.......    N/A      N/A     (0.19%)    October 9, 2000
  Janus Aspen--Worldwide
   Growth--
   Service Shares..............    N/A      N/A     (11.29%)   October 9, 2000
  Transamerica VIF Growth......  (14.17%)   N/A     (0.60%)   December 13, 1999
  Transamerica VIF Small
   Company(/1/)................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2.............    N/A      N/A      8.18%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2(/1/)................    N/A      N/A       N/A        May 1, 2001
  Fidelity--VIP II Contrafund--
   Service Class 2.............    N/A      N/A     (7.96%)      May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--Service
   Class.......................    N/A      N/A     (15.36%)     May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2.............    N/A      N/A      11.21%      May 1, 2000

                                TABLE 2--B
                 Non-Standardized Average Annual Total Returns
--------------------------------------------------------------------------------

          (Assuming No Surrender Charge, Family Income Protector,
            5% Premium Enhancement or Additional Death Distribution)
    Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to        Subaccount
Subaccount                       12/31/00 12/31/00  12/31/00   Inception Date
-------------------------------------------------------------------------------
Alger Aggressive Growth........  (32.38%)   N/A     (26.01%)  December 13, 1999
American Century Income &
 Growth(/1/)...................    N/A      N/A       N/A        May 1, 2001
American Century
 International(/1/)............    N/A      N/A       N/A        May 1, 2001
Gabelli Global Growth..........    N/A      N/A     (6.21%)    October 9, 2000
Goldman Sachs Growth...........  (9.42%)    N/A     (5.04%)   December 13, 1999
Great Companies--
 AmericaSM(/1/)................    N/A      N/A       N/A        May 1, 2001
Great Companies--Global(/2/)...    N/A      N/A     (5.01%)    October 9, 2000
Great Companies--
 TechnologySM(/1/).............    N/A      N/A       N/A        May 1, 2001
Janus Global (A/T)(/2/)........  (18.80%)   N/A     (10.75%)  December 13, 1999
NWQ Value Equity...............  (13.45%)   N/A      17.48%   December 13, 1999
Pilgrim Baxter Mid Cap Growth..  (15.69%)   N/A     (7.30%)   December 13, 1999
Salomon All Cap................   16.51%    N/A      19.96%   December 13, 1999
T. Rowe Price Dividend Growth..   8.20%     N/A      9.27%    December 13, 1999
T. Rowe Price Small Cap........  (9.85%)    N/A     (2.34%)   December 13, 1999
Van Kampen Emerging
 Growth(/1/)...................    N/A      N/A       N/A        May 1, 2001
Alliance Growth & Income--Class
 B(/1/)........................    N/A      N/A       N/A        May 1, 2001
Alliance Premier Growth--Class
 B(/1/)........................    N/A      N/A       N/A        May 1, 2001
Capital Guardian Global(/3/)...  (16.70%)   N/A     (9.14%)   December 13, 1999
Capital Guardian U.S. Equity...    N/A      N/A      0.66%     October 9, 2000
Capital Guardian Value(/3/)....   3.97%     N/A      4.54%    December 13, 1999
Dreyfus Small Cap Value........   9.34%     N/A      17.16%   December 13, 1999
Dreyfus U.S. Government
 Securities....................   8.49%     N/A      6.57%    December 13, 1999
Endeavor Asset Allocation......  (7.36%)    N/A     (3.55%)   December 13, 1999
Endeavor Enhanced Index........  (12.28%)   N/A     (9.01%)   December 13, 1999
Endeavor High Yield............  (6.62%)    N/A     (6.72%)   December 13, 1999
Endeavor Janus Growth..........  (30.47%    N/A     (27.29%)  December 13, 1999
Jennison Growth(/3/)...........  (12.92%)   N/A     (12.06%)  December 13, 1999
T. Rowe Price Equity Income....   10.61%    N/A      11.17%   December 13, 1999
T. Rowe Price Growth Stock.....  (2.02%)    N/A      3.42%    December 13, 1999
T. Rowe Price International
 Stock.........................  (19.50%)   N/A     (12.46%)  December 13, 1999
Janus Aspen--Aggressive
 Growth--
 Service Shares................    N/A      N/A     (26.18%)   October 9, 2000
Janus Aspen--Strategic Value--
 Service Shares................    N/A      N/A     (0.14%)    October 9, 2000
Janus Aspen--Worldwide Growth--
 Service Shares................    N/A      N/A     (11.25%)   October 9, 2000
Transamerica VIF Growth........  (11.13%)   N/A      1.71%    December 13, 1999
Transamerica VIF Small
 Company(/1/)..................    N/A      N/A       N/A        May 1, 2001
Fidelity--VIP Equity-Income--
 Service Class 2...............    N/A      N/A      8.33%       May 1, 2000
Fidelity--VIP Growth--Service
 Class 2(/1/)..................    N/A      N/A       N/A        May 1, 2001
Fidelity--VIP II Contrafund--
 Service Class 2...............    N/A      N/A     (7.84%)      May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class..    N/A      N/A     (15.25%)     May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2...............    N/A      N/A      11.36%      May 1, 2000
-------------------------------------------------------------------------------

(/1/)The Alliance Growth and Income Subaccount--Class B, Alliance Premier
     Growth Subaccount--Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount--Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies--AmericaSM Subaccount, Great Companies--TechnologySM Subaccount, and Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.

(/2/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.

(/3/) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table).

Adjusted Historical Performance. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policy. This data does not indicate future performance.

For instance, as shown in Table 3 and Table 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative and distribution charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 3 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower. Table 4 total return figures do not reflect a 5% premium enhancement. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 and Table 4 do not reflect the charge for any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:

                                TABLE 3--A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

      (Assuming A Surrender Charge and No Family Income Protector or
                         Additional Death Distribution)
--------------------------------------------------------------------------------

     Annual Step-Up through age 80 Death Benefit for policy years 1--9
                (Total Separate Account Annual Expenses: 1.75%)

-------------------------------------------------------------------------------
                                                   10 Year     Corresponding
                                                     or          Portfolio
Portfolio                        1 Year   5 Year  Inception    Inception Date
-------------------------------------------------------------------------------
Alger Aggressive Growth........  (36.43%) 17.46%    17.24%     March 1, 1994
American Century Income &
 Growth........................     N/A     N/A       N/A       May 1, 2001
American Century
 International.................     N/A     N/A       N/A       May 1, 2001
Gabelli Global Growth..........     N/A     N/A    (13.13%)  September 1, 2000
Goldman Sachs Growth...........  (12.38%)   N/A      1.73%      May 3, 1999
Great Companies--AmericaSM.....     N/A     N/A      9.95%      May 1, 2000
Great Companies--Global(/2/)...     N/A     N/A    (18.98%)  September 1, 2000
Great Companies--TechnologySM..     N/A     N/A    (38.27%)     May 1, 2000
Janus Global (A/T)(/2/)........  (22.21%) 21.37%    19.66%    December 3, 1992
NWQ Value Equity...............   11.58%    N/A     10.15%      May 1, 1996
Pilgrim Baxter Mid Cap Growth..  (18.96%)   N/A     26.60%      May 3, 1999
Salomon All Cap................   14.78%    N/A     18.19%      May 3, 1999
T. Rowe Price Dividend Growth..    6.08%    N/A     (2.17%)     May 3, 1999
T. Rowe Price Small Cap........  (12.83%)   N/A     12.67%      May 3, 1999
Van Kampen Emerging Growth.....  (18.40%) 27.19%    24.00%     March 1, 1993
Alliance Growth & Technology--
 Class B.......................    9.92%    N/A      6.67%      June 1, 1999
Alliance Premier Growth--Class
 B.............................  (21.46%)   N/A     (7.65%)    July 14, 1999
Capital Guardian Global........  (20.01%)   N/A      8.40%    February 3, 1998
Capital Guardian U.S. Equity...     N/A     N/A     (2.48%)   October 9, 2000
Capital Guardian Value.........    1.65%   9.79%    11.07%      May 27, 1993
Dreyfus Small Cap Value........    7.27%  15.88%    12.79%      May 4, 1993
Dreyfus U.S. Government
 Securities....................    6.38%   3.93%     4.84%      May 13, 1994
Endeavor Asset Allocation......  (10.22%) 13.39%    11.76%     April 8, 1991
Endeavor Enhanced Index........  (15.37%)   N/A     13.97%      May 1, 1997
Endeavor High Yield............   (9.44%)   N/A     (3.56%)     June 1, 1998
Endeavor Janus Growth..........  (34.43%)   N/A     (5.51%)     May 1, 1999
Jennison Growth................  (16.05%)   N/A      1.66%   November 18, 1996
T. Rowe Price Equity Income....    8.61%  12.82%    15.34%    January 3, 1995
T. Rowe Price Growth Stock.....   (4.62%) 18.06%    20.79%    January 3, 1995
T. Rowe Price International
 Stock(/3/)....................  (22.94%)  6.64%     5.09%     April 8, 1991
Janus Aspen--Aggressive
 Growth--Service Shares(/4/)...  (33.60%) 19.65%    21.45%   September 13, 1993
Janus Aspen--Strategic Value--
 Service Shares(/4/)...........     N/A     N/A     (3.96%)     May 1, 2000
Janus Aspen--Worldwide Growth--
 Service Shares(/4/)...........  (21.07%) 21.47%    20.66%   September 13, 1993
Transamerica VIF Growth(/5/)...  (14.17%) 25.92%    25.30%+  February 26, 1969
Transamerica VIF Small
 Company.......................     N/A     N/A       N/A       May 1, 2001
Fidelity--VIP Equity-Income--
 Service Class 2(/6/)..........    4.28%  11.99%    15.75%+   October 9, 1986
Fidelity--VIP Growth--Service
 Class 2(/6/)..................  (15.71%) 17.85%    18.41%+   October 9, 1986
Fidelity--VIP II
 Contrafund(R)--Service Class
 2(/6/)........................  (11.16%) 16.35%    19.70%    January 3, 1995
Fidelity--VIP III Growth
 Opportunities--Service Class
 2(/6/)........................  (21.94%)  9.11%    12.48%    January 3, 1995
Fidelity--VIP III Mid Cap--
 Service Class 2(/6/)..........   30.32%    N/A     41.56%   December 28, 1998
-------------------------------------------------------------------------------

+Ten Year Date

                                TABLE 3--B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

      (Assuming A Surrender Charge and No Family Income Protector or
                         Additional Death Distribution)
--------------------------------------------------------------------------------
    Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                         1 Year  5 Year Inception   Inception Date
-------------------------------------------------------------------------------
  Alger Aggressive Growth........  (36.30%) 17.71%  17.48%     March 1, 1994
  American Century Income &
   Growth........................    N/A     N/A      N/A       May 1, 2001
  American Century
   International.................    N/A     N/A      N/A       May 1, 2001
  Gabelli Global Growth..........    N/A     N/A   (13.07%)  September 1, 2000
  Goldman Sachs Growth...........  (12.19%)  N/A     1.94%      May 3, 1999
  Great Companies--AmericaSM.....    N/A     N/A    10.11%      May 1, 2000
  Great Companies--Global(/2/)...    N/A     N/A   (18.93%)  September 1, 2000
  Great Companies--TechnologySM..    N/A     N/A   (38.18%)     May 1, 2000
  Janus Global (A/T)(/2/)........  (22.04%) 21.63%  19.91%    December 3, 1992
  NWQ Value Equity...............   11.82%   N/A    10.38%      May 1, 1996
  Pilgrim Baxter Mid Cap Growth..  (18.78%)  N/A    26.87%      May 3, 1999
  Salomon All Cap................   15.03%   N/A    18.44%      May 3, 1999
  T. Rowe Price Dividend Growth..   6.31%    N/A    (1.96%)     May 3, 1999
  T. Rowe Price Small Cap........  (12.64%)  N/A    12.91%      May 3, 1999
  Van Kampen Emerging Growth.....  (18.22%) 27.45%  24.26%     March 1, 1993
  Alliance Growth & Income--Class
   B.............................   10.16%   N/A     6.90%      June 1, 1999
  Alliance Premier Growth--Class
   B.............................  (21.29%)  N/A    (7.45%)    July 14, 1999
  Capital Guardian Global........  (19.84%)  N/A     8.63%    February 3, 1998
  Capital Guardian U.S. Equity...    N/A     N/A    (2.43%)   October 9, 2000
  Capital Guardian Value.........   1.87%   10.01%  11.30%      May 27, 1993
  Dreyfus Small Cap Value........   7.51%   16.12%  13.02%      May 4, 1993
  Dreyfus U.S. Government
   Securities....................   6.61%   4.14%    5.05%      May 13, 1994
  Endeavor Asset Allocation......  (10.03%) 13.63%  11.98%     April 8, 1991
  Endeavor Enhanced Index........  (15.19%)  N/A    14.20%      May 1, 1997
  Endeavor High Yield............  (9.25%)   N/A    (3.35%)     June 1, 1998
  Endeavor Janus Growth..........  (34.29%)  N/A    (5.31%)     May 1, 1999
  Jennison Growth................  (15.87%)  N/A     1.87%   November 18, 1996
  T. Rowe Price Equity Income....   8.84%   13.06%  15.58%    January 3, 1995
  T. Rowe Price Growth Stock.....  (4.42%)  18.31%  21.04%    January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  (22.78%) 6.86%    5.30%     April 8, 1991
  Janus Aspen--Aggressive
   Growth--Service Shares(/4/)...  (33.46%) 19.90%  21.70%   September 13, 1993
  Janus Aspen--Strategic Value--
   Service Shares(/4/)...........    N/A     N/A    (3.82%)     May 1, 2000
  Janus Aspen--Worldwide Growth--
   Service Shares(/4/)...........  (20.90%) 21.72%  20.90%   September 13, 1993
  Transamerica VIF Growth(/5/)...  (13.98%) 26.18%  25.55%+  February 26, 1969
  Transamerica VIF Small
   Company.......................    N/A     N/A      N/A       May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2(/6/)..........   4.51%   12.22%  15.98%+   October 9, 1986
  Fidelity--VIP Growth--Service
   Class 2(/6/)..................  (15.53%) 18.09%  18.65%+   October 9, 1986
  Fidelity--VIP II
   Contrafund(R)--
   Service Class 2(/6/)..........  (10.97%) 16.59%  19.95%    January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Service
   Class 2(/6/)..................  (21.77%) 9.34%   12.71%    January 3, 1995
  Fidelity--VIP III Mid Cap--
   Service Class 2(/6/)..........   30.60%   N/A    41.86%   December 28, 1998
-------------------------------------------------------------------------------

 +Ten Year Date

(1) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2) The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
(3) Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(4) Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(5) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
(6) Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                   TABLE 4--A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
--------------------------------------------------------------------------------

          (Assuming No Surrender Charge, Family Income Protector,
            5% Premium Enhancement or Additional Death Distribution)
--------------------------------------------------------------------------------

     Annual Step-Up through age 80 Death Benefit for policy years 1-9
                (Total Separate Account Annual Expenses: 1.75%)
--------------------------------------------------------------------------------

                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                       1 Year   5 Year  Inception   Inception Date
-------------------------------------------------------------------------------
  Alger Aggressive Growth......  (32.51%) (16.79%) (16.66%)    March 1, 1994
  American Century
   Income & Growth.............    N/A      N/A       N/A       May 1, 2001
  American Century
   International...............    N/A      N/A       N/A       May 1, 2001
  Gabelli Global Growth........    N/A      N/A     (9.52%)  September 1, 2000
  Goldman Sachs Growth.........  (9.60%)    N/A      2.98%      May 3, 1999
  Great Companies--AmericaSM...    N/A      N/A     12.50%      May 1, 2000
  Great Companies--
   Global(/2/).................    N/A      N/A    (15.09%)  September 1, 2000
  Great Companies--
   TechnologySM................    N/A      N/A    (33.43%)     May 1, 2000
  Janus Global (A/T)(/2/)......  (18.96%)  20.62%   19.07%    December 3, 1992
  NWQ Value Equity.............   13.22%    N/A      9.76%      May 1, 1996
  Pilgrim Baxter Mid Cap
   Growth......................  (15.86%)   N/A     26.59%      May 3, 1999
  Salomon All Cap..............   16.27%    N/A     18.59%      May 3, 1999
  T. Rowe Price Dividend
   Growth......................   7.98%     N/A     (0.71%)     May 3, 1999
  T. Rowe Price Small Cap......  (10.03%)   N/A     13.34%      May 3, 1999
  Van Kampen Emerging Growth ..  (15.33%)  26.32%   23.38%     March 1, 1993
  Alliance Growth & Income--
   Class B.....................   11.64%    N/A      7.72%      June 1, 1999
  Alliance Premier Growth--
   Class B.....................  (18.25%)   N/A     (5.71%)    July 14, 1999
  Capital Guardian Global......  (16.87%)   N/A      8.48%    February 3, 1998
  Capital Guardian U.S.
   Equity......................    N/A      N/A      0.61%    October 9, 2000
  Capital Guardian Value.......   3.76%    9.30%    10.58%      May 27, 1993
  Dreyfus Small Cap Value......   9.12%    15.24%   12.28%      May 4, 1993
  Dreyfus U.S. Government
   Securities..................   8.27%    3.62%     4.47%      May 13, 1994
  Endeavor Asset Allocation....  (7.54%)   12.82%   11.30%     April 8, 1991
  Endeavor Enhanced Index......  (12.45%)   N/A     13.57%      May 1, 1997
  Endeavor High Yield..........  (6.80%)    N/A     (2.79%)     June 1, 1998
  Endeavor Janus Growth........  (30.60%)   N/A     (3.86%)     May 1, 1999
  Jennison Growth..............  (13.10%)   N/A      1.57%   November 18, 1996
  T. Rowe Price Equity Income..   10.39%   12.26%   14.80%    January 3, 1995
  T. Rowe Price Growth Stock...  (2.21%)   17.38%   20.14%    January 3, 1995
  T. Rowe Price
   International Stock(/3/)....  (19.66%)  6.25%     4.67%     April 8, 1991
  Janus Aspen--Aggressive
   Growth-- Service
   Shares(/4/).................  (29.81%)  18.93%   20.82%   September 13, 1993
  Janus Aspen--Strategic
   Value-- Service Shares(4)...    N/A      N/A     (0.75%)     May 1, 2000
  Janus Aspen--Worldwide
   Growth-- Service
   Shares(/4/).................  (17.88%)  20.71%   20.03%   September 13, 1993
  Transamerica VIF
   Growth(/5/).................  (11.30%)  25.08%   24.79%+  February 26, 1969
  Transmaerica VIF Small
   Company.....................    N/A      N/A       N/A       May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2(/6/)........   6.27%    11.45%   15.28%+   October 9, 1986
  Fidelity--VIP Growth--
   Service Class 2(/6/)........  (12.77%)  17.17%   17.94%+   October 9, 1986
  Fidelity--VIP II
   Contrafund(R)--
   Service Class 2(/6/)........  (8.44%)   15.70%   19.07%    January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/6/)......................  (18.70%)  8.65%    11.99%    January 3, 1995
  Fidelity--VIP III Mid Cap--
   Service Class 2(/6/)........   31.07%    N/A     40.40%   December 28, 1998
-------------------------------------------------------------------------------

 +Ten Year Date

                                   TABLE 4--B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
--------------------------------------------------------------------------------

          (Assuming No Surrender Charge, Family Income Protector,
            5% Premium Enhancement or Additional Death Distribution)
--------------------------------------------------------------------------------
    Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                         1 Year  5 Year Inception   Inception Date
-------------------------------------------------------------------------------
  Alger Aggressive Growth........  (32.38%) 17.03%  16.89%     March 1, 1994
  American Century
   Income & Growth...............    N/A     N/A      N/A       May 1, 2001
  American Century
   International.................    N/A     N/A      N/A       May 1, 2001
  Gabelli Global Growth..........    N/A     N/A    (9.46%)  September 1, 2000
  Goldman Sachs Growth...........  (9.42%)   N/A     3.18%      May 3, 1999
  Great Companies--AmericaSM.....    N/A     N/A    12.65%      May 1, 2000
  Great Companies--Global(/2/)...    N/A     N/A   (15.04%)  September 1, 2000
  Great Companies--TechnologySM..    N/A     N/A   (33.34%)     May 1, 2000
  Janus Global (A/T)(/2/)........  (18.80%) 20.87%  19.32%    December 3, 1992
  NWQ Value Equity...............   13.45%   N/A     9.98%      May 1, 1996
  Pilgrim Baxter Mid Cap Growth..  (15.69%)  N/A    26.86%      May 3, 1999
  Salomon All Cap................   16.51%   N/A    18.83%      May 3, 1999
  T. Rowe Price Dividend Growth..   8.20%    N/A    (0.51%)     May 3, 1999
  T. Rowe Price Small Cap........  (9.85%)   N/A    13.57%      May 3, 1999
  Van Kampen Emerging Growth ....  (15.16%) 26.58%  23.64%     March 1, 1993
  Alliance Growth & Income--
   Class B.......................   11.86%   N/A     7.94%      June 1, 1999
  Alliance Premier Growth--Class
   B.............................  (18.09%)  N/A    (5.52%)    July 14, 1999
  Capital Guardian Global........  (16.70%)  N/A     8.70%    February 3, 1998
  Capital Guardian U.S. Equity...    N/A     N/A     0.66%    October 9, 2000
  Capital Guardian Value.........   3.97%   9.52%   10.80%      May 27, 1993
  Dreyfus Small Cap Value........   9.34%   15.48%  12.51%      May 4, 1993
  Dreyfus U.S. Government
   Securities....................   8.49%   3.83%    4.68%      May 13, 1994
  Endeavor Asset Allocation......  (7.36%)  13.04%  11.52%     April 8, 1991
  Endeavor Enhanced Index........  (12.28%)  N/A    13.80%      May 1, 1997
  Endeavor High Yield............  (6.62%)   N/A    (2.59%)     June 1, 1998
  Endeavor Janus Growth..........  (30.47%)  N/A    (3.66%)     May 1, 1999
  Jennison Growth................  (12.92%)  N/A     1.77%   November 18, 1996
  T. Rowe Price Equity Income....   10.61%  12.49%  15.03%    January 3, 1995
  T. Rowe Price Growth Stock.....  (2.02%)  17.62%  20.39%    January 3, 1995
  T. Rowe Price
   International Stock(/3/)......  (19.50%) 6.46%    4.88%     April 8, 1991
  Janus Aspen--Aggressive
   Growth-- Service Shares(/4/)..  (29.67%) 19.17%  21.06%   September 13, 1993
  Janus Aspen--Strategic Value--
   Service Shares(/4/)...........    N/A     N/A    (0.62%)     May 1, 2000
  Janus Aspen--Worldwide Growth--
   Service Shares(/4/)...........  (17.72%) 20.96%  20.27%   September 13, 1993
  Transamerica VIF Growth(/5/)...  (11.13%) 25.33%  25.04%+  February 26, 1969
  Transamerica VIF Small
   Company.......................    N/A     N/A      N/A       May 1, 2001
  Fidelity--VIP Equity-Income--
   Service Class 2(/6/)..........   6.48%   11.68%  15.52%+   October 9, 1986
  Fidelity--VIP Growth--
   Service Class 2(/6/)..........  (12.60%) 17.40%  18.18%+   October 9, 1986
  Fidelity--VIP II
   Contrafund(R)-- Service Class
   2(/6/)........................  (8.26%)  15.94%  19.31%    January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/6/)........................  (18.54%) 8.87%   12.22%    January 3, 1995
  Fidelity--VIP III Mid Cap--
   Service Class 2(/6/)..........   31.34%   N/A    40.69%   December 28, 1998
-------------------------------------------------------------------------------

 +Ten Year Date

(1) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2) The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
(3) Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the advisor to the Portfolio.

(4) Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(5) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
(6) Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the FeeTable.)

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

  Policy Form/Endorsement                     Approximate First Issue Date
--------------------------------------------------------------------------
  AV464 101 121 799                           December 1999
  RGMI 1 798 (Family Income Protector Rider)  December 1999
  AV630 101 138 101                           Anticipated May 2001
  RTP 1 201 (Additional Death Distribution    Anticipated May 2001
   Rider)

                               AV464 101 121 799 and RGMI 1 AV630 101 138 101, RTP 1 201
  Product Feature              798                          and RGMI 1 798
----------------------------------------------------------------------------------------
  Excess Interest Adjustment   Yes                          Yes
----------------------------------------------------------------------------------------
  Guaranteed Minimum Death     Step-Up Death Benefit--the   Step-Up Death Benefit--the
  Benefit Option(s)            largest policy value on the  largest policy value on the
                               policy date or on any policy policy date or on any policy
                               anniversary before you reach anniversary before you reach
                               age 76; plus any premium     age 81; plus any premium
                               payments you have made since payments you have made since
                               then; minus any adjusted     then; minus any adjusted
                               partial surrenders           partial surrenders
                               (discussed below) we have    (discussed below) we have
                               paid to you since then       paid to you since then
                               (available if owner or       (available if owner or
                               annuitant is 74 or younger). annuitant is 79 or younger).
----------------------------------------------------------------------------------------
  Guaranteed Period Options    1, 3, 5, and 7 year          1, 3, 5, and 7 year
  (available in the fixed      guaranteed periods           guaranteed periods
  account)                     available.                   available.
----------------------------------------------------------------------------------------
  Minimum effective annual     3%                           3%
  interest rate applicable to
  the fixed account
----------------------------------------------------------------------------------------
  Asset Rebalancing            Yes                          Yes
----------------------------------------------------------------------------------------
  Death Proceeds               Greatest of (a) policy       Greatest of (a) policy
                               value, (b) cash value, and   value, (b) cash value, and
                               (c) guaranteed minimum death (c) guaranteed minimum death
                               benefit.                     benefit.
----------------------------------------------------------------------------------------
  Is Mortality & Expense Risk  Yes (1.10%, plus             Yes (1.10%, plus
  Fee different after the      administrative charge,       administrative charge,
  annuity commencement date?   regardless of the death      regardless of the death
                               benefit chosen prior to the  benefit chosen prior to the
                               annuity commencement date.)  annuity commencement date.)
----------------------------------------------------------------------------------------
  Dollar Cost Averaging Fixed  Yes                          Yes
  Account Option
----------------------------------------------------------------------------------------
  Service Charge               Annual service charge of $40 Annual service charge of $40
                               (but not more than 2% of the (but not more than 2% of the
                               policy value) is charged on  policy value) is charged on
                               each policy anniversary and  each policy anniversary and
                               at surrender. The service    at surrender. The service
                               charge is waived if your     charge is waived if your
                               policy value is at least     policy value is at least
                               $100,000 or if the sum of    $100,000 or if the sum of
                               your premiums, less all      your premiums, less all
                               partial surrenders, is at    partial surrenders, is at
                               least $100,000.              least $100,000.
----------------------------------------------------------------------------------------
  Nursing Care and Terminal    Yes                          Yes
  Condition Withdrawal Option
----------------------------------------------------------------------------------------
  Unemployment Waiver          Yes                          Yes
----------------------------------------------------------------------------------------
  Family Income Protector      Yes                          Yes
  Rider
----------------------------------------------------------------------------------------
  Additional Death             N/A                          Yes
  Distribution Rider

                               TRANSAMERICA EXTRA
                                VARIABLE ANNUITY
                       (formerly EXTRA Variable Annuity)

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (formerly PFL Life Insurance Company)

                          Supplement Dated May 1, 2001
                                     to the
                          Prospectus dated May 1, 2001

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the family income protector before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income protector before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:


                                                               Age Adjustment:
   Number of Years                                             Number of Years
      Since the                                                Subtracted from
     Rider Date                                                   Your Age
------------------------------------------------------------------------------
     0-1                                                             10
------------------------------------------------------------------------------
     1-2                                                              9
------------------------------------------------------------------------------
     2-3                                                              8
------------------------------------------------------------------------------
     3-4                                                              7
------------------------------------------------------------------------------
     4-5                                                              6
------------------------------------------------------------------------------
     5-6                                                              5
------------------------------------------------------------------------------
     6-7                                                              4
------------------------------------------------------------------------------
     7-8                                                              3
------------------------------------------------------------------------------
     8-9                                                              2
------------------------------------------------------------------------------
     9-10                                                             1
------------------------------------------------------------------------------
     >10                                                              0

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using the family income protector at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of the following:

 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                      TRANSAMERICA EXTRA VARIABLE ANNUITY
                       (FORMERLY EXTRA VARIABLE ANNUITY)

                                Issued through
                             SEPARATE ACCOUNT VA C
                (FORMERLY PFL LIFE VARIABLE ANNUITY ACCOUNT C)

                                  Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (FORMERLY PFL LIFE INSURANCE COMPANY)

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica EXTRA Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the variable annuity are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated:  May 1, 2001

                               TABLE OF CONTENTS



                                                                                Page
                                                                                -----
GLOSSARY OF TERMS............................................................   3
THE POLICY--GENERAL PROVISIONS...............................................   5
  Owner......................................................................   5
  Entire Contract............................................................   5
  Misstatement of Age or Sex.................................................   5
  Addition, Deletion, or Substitution of Investments.........................   6
  Excess Interest Adjustment.................................................   6
  Reallocation of Annuity Units After the Annuity Commencement Date..........   8
  Annuity Payment Options....................................................   9
  Death Benefit..............................................................  10
  Death of Owner.............................................................  11
  Assignment.................................................................  11
  Evidence of Survival.......................................................  12
  Non-Participating..........................................................  12
  Amendments.................................................................  12
  Employee and Agent Purchases...............................................  12
CERTAIN FEDERAL INCOME TAX CONSEQUENCES......................................  12
  Tax Status of the Policy...................................................  12
  Taxation of Transamerica...................................................  15
INVESTMENT EXPERIENCE........................................................  15
  Accumulation Units.........................................................  15
  Annuity Unit Value and Annuity Payment Rates...............................  17
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION..............................  18
ADDITIONAL DEATH DISTRIBUTION RIDER--ADDITIONAL INFORMATION..................  20
HISTORICAL PERFORMANCE DATA..................................................  21
  Money Market Yields........................................................  21
  Other Subaccount Yields....................................................  21
  Total Returns..............................................................  22
  Other Performance Data.....................................................  22
  Hypothetical (Adjusted Historical) Performance Data........................  23
PUBLISHED RATINGS............................................................  23
STATE REGULATION OF TRANSAMERICA.............................................  23
ADMINISTRATION...............................................................  23
RECORDS AND REPORTS..........................................................  23
DISTRIBUTION OF THE POLICIES.................................................  23
VOTING RIGHTS................................................................  24
OTHER PRODUCTS...............................................................  24
CUSTODY OF ASSETS............................................................  24
LEGAL MATTERS................................................................  24
INDEPENDENT AUDITORS.........................................................  24
OTHER INFORMATION............................................................  25
FINANCIAL STATEMENTS.........................................................  25


                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value-- The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered upon partial surrenders, full surrenders or transfers, from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and which are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which premiums may be paid or amounts may be transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Participant--A person who makes premium payments or for whom premium payments are made under the policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments (including any premium enhancement); minus
 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policy may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $40, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.


Surrender Charge--A percentage of each premium payment in an amount from 9% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy;
(2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Contract

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica set have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.



Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)


S  = Gross amount being surrendered that is subject to the excess interest adjustment
G  = Guaranteed interest rate in effect for the policy
C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current option period, rounded up to the next higher whole number of months .
*  = multiplication
/\ = exponentiation

The following examples assume no premium enhancement.

                  Example 1 (Surrender, rates increase by 3%):

------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Surrender:                                                   middle of policy year 2
Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                       = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                            = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                 = 6,890.27
Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
Excess interest adjustment floor                             = 50,000* (1.03) /\ 1.5 = 52,266.79
Excess interest adjustment
G = .055
C = .085
M = 18
Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                             = 50,000.00 * (.055-.085) * (18/12)
                                                             = -2,250.00, excess interest adjustment cannot cause the
                                                             adjusted policy value to fall below the excess interest
                                                             adjustment floor, 52,266.79 - 56,890.27 = 4,623.48
Adjusted policy value                                        = policy value + excess interest adjustment
                                                             = 56,890.27 + (-2,250.00) = 54,640.27
Surrender charges                                            = (50,000 - (6,890.27 - 6,890.27)) * .08 = 4,000.00
Net surrender value at middle of policy year 2               = 54,640.27 - 4,000.00 = 50,640.27
------------------------------------------------------------------------------------------------------------------------

                  Example 2 (Surrender, rates decrease by 1%):

------------------------------------------------------------------------------------------------------------------------

Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Surrender:                                                   middle of policy year 2
Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                       = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                            = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                 = 6,890.27
Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
Excess interest adjustment floor                             = 50,000* (1.03) /\ 1.5 = 52,266.79
Excess interest adjustment
G = .055
C = .045
M = 18
Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                             = 50,000.00 * (.055 - .045) *  (18/12) = 750.00
Adjusted policy value                                        = 56,890.27 + 750.00 = 57,640.27
Surrender charges                                            = (50,000 - (6,890.27 - 6,890.27)) * .08 = 4,000.00
Net surrender value at middle of policy year 2               = 57,640.27 - 4,000.00 = 53,640.27
------------------------------------------------------------------------------------------------------------------------


On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:


                                  R - E + SC

R   = the requested partial surrender;
E   = the excess interest adjustment; and
SC  = the surrender charges on (EPW - E); where
EPW = the excess partial surrender amount.

             Example 3 (Partial Surrenders, rates increase by 1%):

------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Partial surrender:                                           $20,000; middle of policy year 2
Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                       = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                            = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 3               = 6,890.27
   Amount free of excess interest adjustment                 = 6,890.27
Excess interest adjustment / surrender charge
  S   = 20,000 - 6,890.27 = 13,109.73
  G   = .055
  C   = .065
  M   = 18
  E   = 13,109.73 * (.055-.065)* (18/12) = -196.65
  EPW = 20,000 - 6,890.27 = 13,109.73
  SC   = .08 * (13,109.73 - (-196.65) = 1,064.51
Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                             = 56,890.27 - (20,000 - (-196.65) + 1,064.51) = 35,629.11
------------------------------------------------------------------------------------------------------------------------

             Example 4 (Partial Surrender, rates decrease by 1%):

------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Partial surrender:                                           $20,000; middle of policy year 2
Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
   Cumulative Earnings                                       = 56,890.27 - 50,000.00 = 6,890.27
   10% of Premium                                            = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
   Amount free of excess interest adjustment                 = 6,890.27
Excess interest adjustment / surrender charge
  S   = 20,000 - 6,890.27 = 13,109.73
  G   = .055
  C   = .045
  M   = 18
  E   = 13,109.73 * (.055-.045)* (18/12) = 196.65
  EPW = 20,000 - 6,890.27 = 13,109.73
  SC   = .08 * (13,109.73 - 196.65) = 1,033.05
Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                             = 56,890.27 - (20,000 - 196.65 + 1,033.05) = 36,053.87
------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the family income protector. See the "Family Income Protector" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of
(i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.


Variable Payment Options.  The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the family income protector) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.



Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

            Annuity Commencement Date                           Adjusted Age
            -------------------------                           ------------
                   Before 2010                                   Actual Age
                    2010-2019                                Actual Age minus 1
                    2020-2026                                Actual Age minus 2
                    2027-2033                                Actual Age minus 3
                    2034-2040                                Actual Age minus 4
                    After 2040                          As Determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain family income protector annuity payments.

Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
---------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is equal to
(1) multiplied by (2), where:
(1) is the gross partial surrenders, where gross partial surrender = requested surrender minus excess interest adjustment plus surrender charges on (excess partial surrender minus excess interest adjustment); and
(2) is the adjustment factor = current death benefit prior to the surrender divided by the current policy value prior to the surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.


                                   Example 1
                                (Assumed Facts)
------------------------------------------------------------------------------------------------------------------------
$75,000  current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------
$50,000  current policy value before surrender
------------------------------------------------------------------------------------------------------------------------
$75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------
     6%  current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------
$15,000  requested surrender
------------------------------------------------------------------------------------------------------------------------
$40,000  cumulative premium payments
------------------------------------------------------------------------------------------------------------------------
$ 4,000  surrender charge-free amount (assumes 10% of premium penalty free surrender is available)
------------------------------------------------------------------------------------------------------------------------
$11,000  excess partial surrender (amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------
$   100  excess interest adjustment (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------
$   654  surrender charge on (excess partial surrender less excess interest adjustment) = 0.06 * (11,000-100)
------------------------------------------------------------------------------------------------------------------------
$11,554  reduction in policy value due to excess partial surrender = 11,000-100 + 654
------------------------------------------------------------------------------------------------------------------------
$23,331  adjusted partial surrender = (4,000 + 11,554) * (75,000/50,000)
------------------------------------------------------------------------------------------------------------------------
$51,669  new guaranteed minimum death benefit (after surrender) = 75,000-23,331
------------------------------------------------------------------------------------------------------------------------
$34,446  new policy value (after surrender) = 50,000-15,554
------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit                 = $23,331
Reduction in policy value                                     = $15,554

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

                                   Example 2
                                (Assumed Facts)
------------------------------------------------------------------------------------------------------------------------
$50,000  current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------
$75,000  current policy value before surrender
------------------------------------------------------------------------------------------------------------------------
$75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------
     6%  current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------
$15,000  requested surrender
------------------------------------------------------------------------------------------------------------------------
$60,000  cumulative premium payments
------------------------------------------------------------------------------------------------------------------------
$ 6,000  surrender charge-free amount (assumes 10% of premium penalty free surrender is available)
------------------------------------------------------------------------------------------------------------------------
$ 9,000  excess partial surrender (amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------
$ - 100  excess interest adjustment (assumes interest rates have increased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------
$   546  surrender charge on (excess partial surrender less excess interest adjustment) = 0.06 * [(9000 - (-100)]
------------------------------------------------------------------------------------------------------------------------
$ 9,646  reduction in policy value due to excess partial surrender = 9000 - (-100) + 546 = 9000 + 100 + 546
------------------------------------------------------------------------------------------------------------------------
$15,646  adjusted partial surrender = (6,000 + 9,646) * (75,000/75,000)
------------------------------------------------------------------------------------------------------------------------
$34,354  new guaranteed minimum death benefit (after surrender) = 50,000-15,646
------------------------------------------------------------------------------------------------------------------------
$59,354  new policy value (after surrender) = 75,000-15,646
------------------------------------------------------------------------------------------------------------------------


Summary:
-------
Reduction in guaranteed minimum death benefit                = $15,646
Reduction in policy value                                    = $15,646


Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was an owner, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or
(2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary,
(2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain
--------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica, therefore, reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of
(i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is received, whichever is later. The value of an accumulation unit for the subaccounts was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
  (a)   is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period; plus
     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period; plus or minus
     (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.

  (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

     Illustration of Separate Account Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        -----------
                             D

     Where: A =  The net asset value of an underlying fund share as of the end of the current valuation period.
                 Assume................................................................................................   A = $11.57

            B =  The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period
                 Assume................................................................................................   B = 0

            C =  The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume................................................................................................   C = 0

            D =  The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
                 Assume................................................................................................   D = $11.40

            E =  The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees.  Assume E totals 1.75% on an annual basis; On a daily basis, this equals
                 .000047532.

Then, the net investment factor = (11.57 + 0 - 0) - .000047532 = Z = 1.014864749.
                                  ---------------
                                       (11.40)


       Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

     Where: A =  The accumulation unit value for the immediately preceding valuation period.
                 Assume................................................................................................    = $X

            B =  The net investment factor for the current valuation period.
                 Assume................................................................................................     = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

For the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually (3.5% annually if the initial payment guarantee rider is selected). Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


  (a) is the variable annuity unit value on the immediately preceding business day;
  (b) is the net investment factor (This will be adjusted to reflect any optional benefit fees.) for the valuation period; and
  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is either
(a) the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return or (b) the product of discount factors of .99990575 per day to recognize the 3.5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

     Where: A =  annuity unit value for the immediately preceding valuation period.
                 Assume................................................................................................    = $X

            B =  Net investment factor for the valuation period for which the annuity unit value is being calculated.
                 Assume................................................................................................    = Y

            C =  A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
                 Assume................................................................................................    = Z

Then, the annuity unit value is:
     $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         ------
                                         $1,000

     Where: A =  The adjusted policy value as of the annuity commencement date.
                 Assume................................................................................................    = $X
            B =  The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume.................................................................................................   = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                   1,000

     Formula and Illustration for Determining the Number of Annuity Units
             Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

     Where: A =  The dollar amount of the first monthly variable annuity payment.
                 Assume.................................................................................................    = $X

            B =  The annuity unit value for the valuation date on which the first monthly payment is due.
                 Assume.................................................................................................    = $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

               FAMILY INCOME PROTECTOR -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the family income protector;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the family income protector rider); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.

Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10 Years Certain

Rider Anniversary at
Exercise Date                     Male                   Female            Joint & Survivor
---------------------------------------------------------------------------------------------
                          Life Only    Life 10    Life Only    Life 10   Life Only   Life 10
---------------------------------------------------------------------------------------------
10 (age 70)                   $1,135     $1,067       $  976     $  949      $  854    $  852
---------------------------------------------------------------------------------------------
15                             1,833      1,634        1,562      1,469       1,332     1,318
---------------------------------------------------------------------------------------------
20 (age 80)                    3,049      2,479        2,597      2,286       2,145     2,078
---------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

                                                        EXAMPLE 1
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
-  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
-  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
-  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
-  distribution amount:                                               $500
--------------------------------------------------------------------------------------------------------------------------
-  prior distribution in current policy year:                         None
--------------------------------------------------------------------------------------------------------------------------
Calculations
--------------------------------------------------------------------------------------------------------------------------
-  maximum annual free amount:                                        $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------------------
-  policy value after distribution:                                   $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------------------
-  minimum annuitization value after distribution:                    $10,500 - $500 = $10,000
--------------------------------------------------------------------------------------------------------------------------


                                                        EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                    $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------------------


                                                        EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
                                                       Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $7,500
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                    $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

         ADDITIONAL DEATH  DISTRIBUTION RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the additional death distribution benefit payable by this rider as well as the effect of a surrender on the additional death benefit amount.

                                   Example 1

------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                            $ 25,000
------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                                  $ 30,000
------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender (greatest of Policy Value, Cash Value, and GMDB)                             $150,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid                $ 25,000
 after Rider Date = $150,000 - $100,000 - $25,000):
------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                            $  5,000
------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):               $200,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since               $ 80,000
 Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):            $ 32,000
------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:                      $232,000
------------------------------------------------------------------------------------------------------------------------

                                   Example 2

------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                            $      0
------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                                  $      0
------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):               $ 75,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since               $      0
 Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):                 $      0
------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:                      $ 75,000
------------------------------------------------------------------------------------------------------------------------


                          HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  =  Per unit expenses of the subaccount for the 7-day period.
UV  =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.


The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the effective yield of the Endeavor Money Market Subaccount was 4.228%. For the seven days ended December 31, 2000, the yield of the Endeavor Money Market Subaccount was 4.138%.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and
(iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                 Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -1)

Where:
NI  = Net investment income of the subaccount for the 30-day period attributable to the subaccount's.
ES  = Expenses of the subaccount for the 30-day period.
U   = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/ = ERV
Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                               CTR = (ERV / P)-1
Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P   = A hypothetical initial payment of $1,000.


All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Hypothetical (Adjusted Historical) Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policy. These services include issuance of the policy, maintenance of records concerning the policy, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.


AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000 and 1999 the amount paid to AFSG Securities Corporation was $4,671,982.44 and $310,880.08, respectively. No fees had been paid to any broker/dealers for their services prior to 1999.

                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuities available that may also be funded through the separate account. These variable annuities may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the subaccounts of PFL Life Variable Annuity Account C (now known as Separate Account VA C), which were available for investment by the EXTRA Variable Annuity (now known as Transamerica EXTRA Variable Annuity) contract owners as of December 31, 2000, and for the period December 13, 1999 (commencement of operations) through December 31, 1999 and the year ended December 31, 2000, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of PFL Life Variable Annuity Account C (now known as Separate Account VA C) which are available for investment by the EXTRA Variable Annuity (now known as Transamerica EXTRA Variable Annuity) contract owners are contained herein. The statutory-basis financial statements of PFL Life Insurance Company (now known as Transamerica Life Insurance Company), which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                              Financial Statements

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                          Year ended December 31, 2000
                      with Report of Independent Auditors

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                              Financial Statements


                          Year ended December 31, 2000



                                    Contents

Report of Independent Auditors....................   1

Financial Statements

Balance Sheets....................................   2
Statements of Operations..........................  16
Statements of Changes in Contract Owners' Equity..  23
Notes to Financial Statements.....................  34


                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Extra Variable Annuity,
PFL Life Insurance Company

We have audited the accompanying balance sheets of PFL Life Variable Annuity Account C (the "Separate Account", comprised of the Endeavor Money Market, Endeavor Asset Allocation, Endeavor Enhanced Index, Endeavor High Yield, Endeavor Janus Growth, T. Rowe Price International Stock, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Dreyfus Small Cap Value, Dreyfus U. S. Government Securities, Jennison Growth, Capital Guardian U.S. Equity, Capital Guardian Global, Capital Guardian Value, WRL Janus Global, WRL Alger Aggressive Growth, WRL NWQ Value Equity, WRL Goldman Sachs Growth, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Saloman All Cap, WRL Pilgrim Baxter Mid Cap Growth, WRL Gabelli Growth, WRL Great Companies Global2, Transamerica VIF Growth, Fidelity - VIP Equity-Income, Fidelity - VIP II Contrafund, Fidelity - VIP III Growth Opportunities, Fidelity - VIP III Mid Cap, Janus Aspen - Aggressive Growth, Janus Aspen - Strategic Value, and Janus Aspen
- Worldwide Growth subaccounts), which are available for investment by contract owners of the Extra Variable Annuity, as of December 31, 2000, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Life Variable Annuity Account C which are available for investment by contract owners of the Extra Variable Annuity at December 31, 2000, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 2, 2001

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                                 Balance Sheets

                               December 31, 2000



                                                                   Endeavor Money    Endeavor Asset    Endeavor Enhanced
                                                                       Market          Allocation       Index Subaccount
                                                                     Subaccount        Subaccount
                                                                 --------------------------------------------------------
Assets
Cash                                                                    $       57         $       27          $       26
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                        4,387,820                  -                   -
  Endeavor Asset Allocation Portfolio                                            -          4,482,047                   -
  Endeavor Enhanced Index Portfolio                                              -                  -           2,640,744
  Endeavor High Yield Portfolio                                                  -                  -                   -
  Endeavor Janus Growth Portfolio                                                -                  -                   -
  T. Rowe Price International Stock Portfolio                                    -                  -                   -
  T. Rowe Price Equity Income Portfolio                                          -                  -                   -
  T. Rowe Price Growth Stock Portfolio                                           -                  -                   -
  Dreyfus Small Cap Value Portfolio                                              -                  -                   -
  Dreyfus U. S. Government Securities Portfolio                                  -                  -                   -
  Jennison Growth Portfolio                                                      -                  -                   -
  Capital Guardian U.S. Equity Portfolio                                         -                  -                   -
  Capital Guardian Global Portfolio                                              -                  -                   -
  Capital Guardian Value Portfolio                                               -                  -                   -
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                                                     -                  -                   -
  WRL Alger Aggressive Growth Portfolio                                          -                  -                   -
  WRL NWQ Value Equity Portfolio                                                 -                  -                   -
  WRL Goldman Sachs Growth Portfolio                                             -                  -                   -
  WRL T. Rowe Price Dividend Growth Portfolio                                    -                  -                   -
  WRL T. Rowe Price Small Cap Portfolio                                          -                  -                   -
  WRL Salomon All Cap Portfolio                                                  -                  -                   -
  WRL Pilgrim Baxter Mid Cap Growth Portfolio                                    -                  -                   -
  WRL Gabelli Growth Portfolio                                                   -                  -                   -
  WRL Great Companies Global2 Portfolio                                          -                  -                   -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                              -                  -                   -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                         -                  -                   -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                                         -                  -                   -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                              -                  -                   -
  Fidelity - VIP III Mid Cap Portfolio                                           -                  -                   -

                                                                                                                     Dreyfus U. S.
                                           T. Rowe Price     T. Rowe Price      T. Rowe Price      Dreyfus Small      Government
  Endeavor High      Endeavor Janus        International     Equity Income      Growth Stock         Cap Value        Securities
 Yield Subaccount   Growth Subaccount    Stock Subaccount     Subaccount         Subaccount         Subaccount        Subaccount
----------------------------------------------------------------------------------------------------------------------------------
$           -             $       320  $             -      $           5       $          5     $            -    $           -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
      336,108                       -                -                  -                  -                  -                -
            -               11,657,202               -                  -                  -                  -                -
            -                       -        1,606,637                  -                  -                  -                -
            -                       -                -          1,512,881                  -                  -                -
            -                       -                -                  -          1,773,158                  -                -
            -                       -                -                  -                  -          2,516,740                -
            -                       -                -                  -                  -                  -          305,376
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -

            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -

            -                       -                -                  -                  -                  -                -

            -                       -                -                  -                  -                  -                -

            -                       -                -                  -                  -                  -                -

            -                       -                -                  -                  -                  -                -
            -                       -                -                  -                  -                  -                -

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)


                                                                            Endeavor        Endeavor           Endeavor
                                                                             Money            Asset            Enhanced
                                                                            Market          Allocation           Index
                                                                          Subaccount        Subaccount        Subaccount
                                                                          ----------        ----------        ----------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Janus Aspen Series:
    Janus Aspen - Aggressive Growth Portfolio                             $        -         $        -         $        -
    Janus Aspen - Strategic Value Portfolio                                        -                  -                  -
    Janus Aspen - Worldwide Growth Portfolio                                       -                  -                  -
                                                                     -----------------------------------------------------
Total investments in mutual funds                                          4,387,820          4,482,047          2,640,744
                                                                     -----------------------------------------------------
Total assets                                                              $4,387,877         $4,482,074         $2,640,770
                                                                     =====================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                            $        -         $        -        $         -
                                                                     -----------------------------------------------------
Total liabilities                                                                  -                  -                  -

Contract owners' equity:
 Deferred annuity contracts terminable by owners                           4,387,877          4,482,074          2,640,770
                                                                     -----------------------------------------------------
Total liabilities and contract owners' equity                             $4,387,877         $4,482,074         $2,640,770
                                                                     =====================================================

See accompanying notes.

                                           T. Rowe Price                                                           Dreyfus U.S.
                                           International     T. Rowe Price      T. Rowe Price      Dreyfus Small    Government
  Endeavor High      Endeavor Janus            Stock         Equity Income      Growth Stock         Cap Value      Securities
 Yield Subaccount   Growth Subaccount       Subaccount        Subaccount         Subaccount          Subaccount     Subaccount
 ------------------------------------------------------------------------------------------------------------------------------
    $       -       $         -  $               -         $          -         $        -         $        -         $      -
            -                 -                  -                    -                  -                  -                -
            -                 -                  -                    -                  -                  -                -
-------------------------------------------------------------------------------------------------------------------------------
      336,108        11,657,202          1,606,637            1,512,881          1,773,158          2,516,740          305,376
-------------------------------------------------------------------------------------------------------------------------------
    $ 336,108       $11,657,522         $1,606,637         $  1,512,886         $1,773,163         $2,516,740         $305,376
===============================================================================================================================
    $       -       $         -         $       23         $          -         $        -         $       80         $      -
-------------------------------------------------------------------------------------------------------------------------------
            -                 -                 23                    -                  -                 80                -
      336,108        11,657,522          1,606,614            1,512,886          1,773,163          2,516,660          305,376
-------------------------------------------------------------------------------------------------------------------------------
    $ 336,108       $11,657,522         $1,606,637         $  1,512,886         $1,773,163         $2,516,740         $305,376
===============================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)



                                                                                       Capital Guardian    Capital Guardian
                                                                    Jennison Growth       U.S. Equity           Global
                                                                       Subaccount         Subaccount          Subaccount
                                                                 -----------------------------------------------------------
Assets
Cash                                                                 $           -       $             -     $             -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                -                     -                   -
  Endeavor Asset Allocation Portfolio                                            -                     -                   -
  Endeavor Enhanced Index Portfolio                                              -                     -                   -
  Endeavor High Yield Portfolio                                                  -                     -                   -
  Endeavor Janus Growth Portfolio                                                -                     -                   -
  T. Rowe Price International Stock Portfolio                                    -                     -                   -
  T. Rowe Price Equity Income Portfolio                                          -                     -                   -
  T. Rowe Price Growth Stock Portfolio                                           -                     -                   -
  Dreyfus Small Cap Value Portfolio                                              -                     -                   -
  Dreyfus U. S. Government Securities Portfolio                                  -                     -                   -
  Jennison Growth Portfolio                                                348,569                     -                   -
  Capital Guardian U.S. Equity Portfolio                                         -               392,967                   -
  Capital Guardian Global Portfolio                                              -                     -           2,154,442
  Capital Guardian Value Portfolio                                               -                     -                   -
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                                                     -                     -                   -
  WRL Alger Aggressive Growth Portfolio                                          -                     -                   -
  WRL NWQ Value Equity Portfolio                                                 -                     -                   -
  WRL Goldman Sachs Growth Portfolio                                             -                     -                   -
  WRL T. Rowe Price Dividend Growth Portfolio                                    -                     -                   -
  WRL T. Rowe Price Small Cap Portfolio                                          -                     -                   -
  WRL Salomon All Cap Portfolio                                                  -                     -                   -
  WRL Pilgrim Baxter Mid Cap Growth Portfolio                                    -                     -                   -
  WRL Gabelli Growth Portfolio                                                   -                     -                   -
  WRL Great Companies Global2 Portfolio                                          -                     -                   -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                              -                     -                   -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                         -                     -                   -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                                         -                     -                   -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                              -                     -                   -
  Fidelity - VIP III Mid Cap Portfolio                                           -                     -                   -


                                                                                                    WRL
   Capital                             WRL Alger             WRL            WRL Goldman       T. Rowe Price             WRL
  Guardian         WRL Janus          Aggressive          NWQ Value            Sachs            Dividend            T. Rowe Price
   Value             Global             Growth              Equity            Growth             Growth               Small Cap
 Subaccount        Subaccount         Subaccount          Subaccount         Subaccount         Subaccount           Subaccount
---------------------------------------------------------------------------------------------------------------------------------

$       -              $        4          $       70      $         -            $      4      $         -       $         -

        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
1,138,885                       -                   -                -                   -                -                 -

        -               4,880,190                   -                -                   -                -                 -
        -                       -           4,827,692                -                   -                -                 -
        -                       -                   -          602,858                   -                -                 -
        -                       -                   -                -             868,935                -                 -
        -                       -                   -                -                   -          423,388                 -
        -                       -                   -                -                   -                -           847,608
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -

        -                       -                   -                -                   -                -                 -

        -                       -                   -                -                   -                -                 -

        -                       -                   -                -                   -                -                 -

        -                       -                   -                -                   -                -                 -
        -                       -                   -                -                   -                -                 -

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)



                                                                                           Capital Guardian    Capital Guardian
                                                                        Jennison Growth       U.S. Equity            Global
                                                                           Subaccount         Subaccount           Subaccount
                                                                      ---------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Janus Aspen Series:
    Janus Aspen - Aggressive Growth Portfolio                            $           -       $           -          $        -
    Janus Aspen - Strategic Value Portfolio                                          -                   -                   -
    Janus Aspen - Worldwide Growth Portfolio                                         -                   -                   -
                                                                     ---------------------------------------------------------
Total investments in mutual funds                                              348,569             392,967           2,154,442
                                                                     ---------------------------------------------------------
Total assets                                                             $     348,569       $     392,967          $2,154,442
                                                                     =========================================================

Liabilities and contract owners' equity
Liabilities:                                                             $           -       $          1           $        8
                                                                     ---------------------------------------------------------
  Contract terminations payable                                                      -                  1                    8
Total liabilities

Contract owners' equity:
 Deferred annuity contracts terminable by owners                               348,569            392,966            2,154,434
                                                                     ---------------------------------------------------------
Total liabilities and contract owners' equity                            $     348,569       $    392,967           $2,154,442
                                                                     =========================================================



See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)




                                                                                                       WRL
 Capital                                WRL Alger              WRL             WRL Goldman         T. Rowe Price          WRL
Guardian            WRL Janus           Aggressive           NWQ Value            Sachs              Dividend         T. Rowe Price
  Value               Global              Growth              Equity             Growth               Growth            Small Cap
Subaccount          Subaccount          Subaccount          Subaccount          Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$       -          $        -          $        -          $        -          $        -          $        -        $          -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
 1,138,885          4,880,190           4,827,692             602,858             868,935             423,388             847,608
------------------------------------------------------------------------------------------------------------------------------------
$1,138,885         $4,880,194          $4,827,762          $  602,858          $  868,939          $  423,388        $    847,608
====================================================================================================================================
$       16         $        -          $        -          $        6          $        -          $        -        $          6
------------------------------------------------------------------------------------------------------------------------------------
        16                  -                   -                   6                   -                   -                   6
 1,138,869          4,880,194           4,827,762             602,852             868,939             423,388             847,602
------------------------------------------------------------------------------------------------------------------------------------
$1,138,885         $4,880,194          $4,827,762          $  602,858          $  868,939          $  423,388        $    847,608
====================================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)

                                                                                            WRL
                                                                      WRL Salomon     Pilgrim Baxter
                                                                        All Cap       Mid Cap Growth      WRL Gabelli
                                                                       Subaccount       Subaccount     Growth Subaccount
                                                                  -------------------------------------------------------
Assets
Cash                                                                $            -       $       55  $           -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                -                -              -
  Endeavor Asset Allocation Portfolio                                            -                -              -
  Endeavor Enhanced Index Portfolio                                              -                -              -
  Endeavor High Yield Portfolio                                                  -                -              -
  Endeavor Janus Growth Portfolio                                                -                -              -
  T. Rowe Price International Stock Portfolio                                    -                -              -
  T. Rowe Price Equity Income Portfolio                                          -                -              -
  T. Rowe Price Growth Stock Portfolio                                           -                -              -
  Dreyfus Small Cap Value Portfolio                                              -                -              -
  Dreyfus U. S. Government Securities Portfolio                                  -                -              -
  Jennison Growth Portfolio                                                      -                -              -
  Capital Guardian U.S. Equity Portfolio                                         -                -              -
  Capital Guardian Global Portfolio                                              -                -              -
  Capital Guardian Value Portfolio                                               -                -              -
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                                                     -                -              -
  WRL Alger Aggressive Growth Portfolio                                          -                -              -
  WRL NWQ Value Equity Portfolio                                                 -                -              -
  WRL Goldman Sachs Growth Portfolio                                             -                -              -
  WRL T. Rowe Price Dividend Growth Portfolio                                    -                -              -
  WRL T. Rowe Price Small Cap Portfolio                                          -                -              -
  WRL Salomon All Cap Portfolio                                          1,950,902                -              -
  WRL Pilgrim Baxter Mid Cap Growth Portfolio                                    -        3,480,866              -
  WRL Gabelli Growth Portfolio                                                   -                -        312,545
  WRL Great Companies Global2 Portfolio                                          -                -              -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                              -                -              -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                         -                -              -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                                         -                -              -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                              -                -              -
  Fidelity - VIP III Mid Cap Portfolio                                           -                -              -

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)




                                                                               Fidelity -
WRL Great                                                   Fidelity -           VIP III            Fidelity -         Janus Aspen -
Companies          Transamerica        Fidelity - VIP         VIP II             Growth              VIP III            Aggressive
 Global2            VIF Growth         Equity-Income        Contrafund        Opportunities          Mid Cap              Growth
Subaccount          Subaccount          Subaccount          Subaccount          Subaccount          Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------------------------
$       -          $       27          $        -          $        -          $        1          $        -          $        5
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
        -                   -                   -                   -                   -                   -                   -
   49,448                   -                   -                   -                   -                   -                   -
        -           4,087,768                   -                   -                   -                   -                   -
        -                   -             185,903                   -                   -                   -                   -
        -                   -                   -             325,189                   -                   -                   -
        -                   -                   -                   -             145,287                   -                   -
        -                   -                   -                   -                   -             585,573                   -

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)



                                                                                        WRL
                                                                WRL Salomon       Pilgrim Baxter
                                                                   All Cap         Mid Cap Growth        WRL Gabelli
                                                                  Subaccount         Subaccount       Growth Subaccount
                                                                ---------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
 (continued):
  Janus Aspen Series:
    Janus Aspen - Aggressive Growth Portfolio                   $              -       $           -      $            -
    Janus Aspen - Strategic Value Portfolio                                    -                   -                   -
    Janus Aspen - Worldwide Growth Portfolio                                   -                   -                   -
                                                                ---------------------------------------------------------
Total investments in mutual funds                                      1,950,902            3,480,866             312,545
                                                                ---------------------------------------------------------
Total assets                                                     $     1,950,902        $   3,480,921     $       312,545
                                                                =========================================================

Liabilities and contract owners' equity
Liabilities:                                                     $            32        $           -     $             2
                                                                ---------------------------------------------------------

 Contract terminations payable                                                32                    -                   2
Total liabilities

Contract owners' equity:
 Deferred annuity contracts terminable by owners                       1,950,870            3,480,921             312,543
                                                                ---------------------------------------------------------
Total liabilities and contract owners' equity                    $     1,950,902        $   3,480,921     $       312,545
                                                                =========================================================


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)


                                                                          Fidelity -
  WRL Great                                         Fidelity -             VIP III            Fidelity -        Janus Aspen -
  Companies      Transamerica     Fidelity - VIP      VIP II               Growth              VIP III           Aggressive
  Global/2/      VIF Growth        Equity-Income    Contrafund          Opportunities          Mid Cap            Growth
 Subaccount      Subaccount        Subaccount       Subaccount            Subaccount           Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------------------------
$      -       $        -          $        -       $           -       $           -       $        -            $177,430
       -                -                   -                   -                   -                -                   -
       -                -                   -                   -                   -                -                   -
------------------------------------------------------------------------------------------------------------------------------
  49,448        4,087,768             185,903             325,189             145,287          585,573             177,430
------------------------------------------------------------------------------------------------------------------------------
$ 49,448       $4,087,795          $  185,903       $     325,189       $     145,288       $  585,573            $177,435
==============================================================================================================================
$      -       $        -          $        -       $           -       $           -       $        2            $      -
------------------------------------------------------------------------------------------------------------------------------
       -                -                   -                   -                   -                2                   -
  49,448        4,087,795             185,903             325,189             145,288          585,571            $177,435
------------------------------------------------------------------------------------------------------------------------------
$ 49,448       $4,087,795          $  185,903       $     325,189       $     145,288       $  585,573            $177,435
==============================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)


                                                                                    Janus Aspen -       Janus Aspen -
                                                                                   Strategic Value     Worldwide Growth
                                                                                      Subaccount          Subaccount
                                                                                ----------------------------------------
Assets
Cash                                                                                $       -              $      -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                           -                     -
  Endeavor Asset Allocation Portfolio                                                       -                     -
  Endeavor Enhanced Index Portfolio                                                         -                     -
  Endeavor High Yield Portfolio                                                             -                     -
  Endeavor Janus Growth Portfolio                                                           -                     -
  T. Rowe Price International Stock Portfolio                                               -                     -
  T. Rowe Price Equity Income Portfolio                                                     -                     -
  T. Rowe Price Growth Stock Portfolio                                                      -                     -
  Dreyfus Small Cap Value Portfolio                                                         -                     -
  Dreyfus U. S. Government Securities Portfolio                                             -                     -
  Jennison Growth Portfolio                                                                 -                     -
  Capital Guardian U.S. Equity Portfolio                                                    -                     -
  Capital Guardian Global Portfolio                                                         -                     -
  Capital Guardian Value Portfolio                                                          -                     -
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                                                                -                     -
  WRL Alger Aggressive Growth Portfolio                                                     -                     -
  WRL NWQ Value Equity Portfolio                                                            -                     -
  WRL Goldman Sachs Growth Portfolio                                                        -                     -
  WRL T. Rowe Price Dividend Growth Portfolio                                               -                     -
  WRL T. Rowe Price Small Cap Portfolio                                                     -                     -
  WRL Salomon All Cap Portfolio                                                             -                     -
  WRL Pilgrim Baxter Mid Cap Growth Portfolio                                               -                     -
  WRL Gabelli Growth Portfolio                                                              -                     -
  WRL Great Companies Global2 Portfolio                                                     -                     -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                         -                     -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                                    -                     -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                                                    -                     -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                         -                     -
  Fidelity - VIP III Mid Cap Portfolio                                                      -                     -


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                           Balance Sheets (continued)



                                                                                   Janus Aspen -        Janus Aspen -
                                                                                  Strategic Value     Worldwide Growth
                                                                                     Subaccount          Subaccount
                                                                               -----------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Janus Aspen Series:
    Janus Aspen - Aggressive Growth Portfolio                                      $              -        $           -
    Janus Aspen - Strategic Value Portfolio                                                 241,539                    -
    Janus Aspen - Worldwide Growth Portfolio                                                      -              538,545
                                                                               -----------------------------------------
Total investments in mutual funds                                                           241,539              538,545
                                                                               -----------------------------------------
Total assets                                                                       $        241,539        $     538,545
                                                                               =========================================

Liabilities and contract owners' equity
Liabilities:                                                                       $              1        $           -
                                                                               -----------------------------------------

 Contract terminations payable                                                                    1                    -
Total liabilities

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                            241,538              538,545
                                                                               -----------------------------------------
Total liabilities and contract owners' equity                                      $        241,539        $     538,545
                                                                               =========================================



See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                            Statements of Operations

                 Year ended December 31, 2000, except as noted



                                                                     Endeavor Money    Endeavor Asset          Endeavor
                                                                         Market          Allocation         Enhanced Index
                                                                       Subaccount        Subaccount           Subaccount
                                                                     -----------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                              $  117,031         $  61,665             $  50,220
Expenses:
 Administrative, mortality and expense risk charges                         33,537            31,639                21,883
                                                                     -----------------------------------------------------
Net investment income (loss)                                                83,494            30,026                28,337

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                     6,965,373           116,640               239,041
 Cost of investments sold                                                6,965,373           126,796               254,036
                                                                     -----------------------------------------------------
Net realized capital gain (loss) from sales of investments                       -           (10,156)              (14,995)

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period                                                         -                40                    33
 End of the period                                                               -          (621,057)             (308,180)
                                                                     -----------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                                     -          (621,097)             (308,213)
                                                                     -----------------------------------------------------

Net realized and unrealized capital gain (loss) from investments                 -          (631,253)             (323,208)
                                                                     -----------------------------------------------------
Increase (decrease) from operations                                     $   83,494         $(601,227)            $(294,871)
                                                                     ======================================================


(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                            Statements of Operations

                 Year ended December 31, 2000, except as noted


                                       T. Rowe Price       T. Rowe Price     T. Rowe Price       Dreyfus     Dreyfus U.S.
  Endeavor       Endeavor Janus        International          Equity           Growth           Small Cap     Government
 High Yield         Growth                 Stock              Income           Stock              Value       Securities
 Subaccount       Subaccount            Subaccount           Subaccount      Subaccount         Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
$   6,181      $         -               $  54,532          $  19,477        $  80,425          $107,148         $ 6,813
    1,814          137,574                  12,741              6,814           16,128            18,291           2,233
--------------------------------------------------------------------------------------------------------------------------
    4,367         (137,574)                 41,791             12,663           64,297            88,857           4,580
   82,880          867,549                 297,725            107,033          187,840           161,689          25,182
   91,456          931,764                 345,516            109,960          185,287           177,461          25,494
--------------------------------------------------------------------------------------------------------------------------
  (8,576)          (64,215)                (47,791)            (2,927)           2,553           (15,772)           (312)
      (4)               29                      81                 11               58                81             (14)
  (6,939)       (4,565,807)               (170,964)            94,740         (187,577)          (76,515)          8,622
--------------------------------------------------------------------------------------------------------------------------
  (6,935)       (4,565,836)               (171,045)            94,729         (187,635)          (76,596)          8,636
--------------------------------------------------------------------------------------------------------------------------
 (15,511)       (4,630,051)               (218,836)            91,802         (185,082)          (92,368)          8,324
--------------------------------------------------------------------------------------------------------------------------
$(11,144)      $(4,767,625)              $(177,045)         $ 104,465        $(120,785)         $ (3,511)        $12,904
==========================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                      Statements of Operations (continued)


                                                                                      Capital Guardian    Capital Guardian
                                                                  Jennison Growth        U.S. Equity            Global
                                                                     Subaccount         Subaccount (2)        Subaccount
                                                                  --------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                           $  2,844           $        -           $   61,911
Expenses:
 Administrative, mortality and expense risk charges                     2,683                  372               18,669
                                                                  -------------------------------------------------------
Net investment income (loss)                                              161                 (372)              43,242

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                    3,855                  402              144,456
 Cost of investments sold                                               4,322                  412              189,719
                                                                  -------------------------------------------------------
Net realized capital gain (loss) from sales of investments               (467)                 (10)             (45,263)

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period                                                    4                    -                   86
 End of the period                                                    (42,169)               9,505             (328,502)
                                                                  --------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                          (42,173)               9,505             (328,588)
                                                                  --------------------------------------------------------
Net realized and unrealized capital gain (loss) from investments      (42,640)               9,495             (373,851)
                                                                  --------------------------------------------------------
Increase (decrease) from operations                                  $(42,479)          $    9,123           $ (330,609)
                                                                  =======================================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                            Statements of Operations

                 Year ended December 31, 2000, except as noted



                                                                                                    WRL
   Capital                            WRL Alger             WRL                                T. Rowe Price           WRL
  Guardian         WRL Janus         Aggressive           NWQ Value        WRL Goldman Sachs     Dividend         T. Rowe Price
    Value            Global            Growth              Equity              Growth             Growth            Small Cap
 Subaccount       Subaccount         Subaccount          Subaccount          Subaccount         Subaccount          Subaccount
-------------------------------------------------------------------------------------------------------------------------------
$   12,313       $ 1,165,156          $   661,784        $   12,896          $  6,743            $   1,171        $    3,695
     4,838            45,962               41,753             4,385             6,418                3,239             5,333
-------------------------------------------------------------------------------------------------------------------------------
     7,475         1,119,194              620,031             8,511               325               (2,068)           (1,638)
    30,352           386,383              253,265            72,876            107,699                3,931           10,634
    35,524           450,563              297,478            71,735            100,543                3,643           12,370
-------------------------------------------------------------------------------------------------------------------------------
    (5,172)          (64,180)             (44,213)            1,141              7,156                  288           (1,736)
         9                32                  (15)               25                 46                   15               49
    63,909        (2,179,800)          (2,021,051)           37,708            (52,630)              27,630          (76,077)
-------------------------------------------------------------------------------------------------------------------------------
    63,900        (2,179,832)          (2,021,036)           37,683            (52,676)              27,615          (76,126)
-------------------------------------------------------------------------------------------------------------------------------
    58,728        (2,244,012)          (2,065,249)           38,824            (45,520)              27,903          (77,862)
-------------------------------------------------------------------------------------------------------------------------------
$   66,203       $(1,124,818)         $(1,445,218)       $   47,335           $(45,195)          $   25,835       $  (79,500)
===============================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                      Statements of Operations (continued)


                                                                                          WRL
                                                                  WRL Salomon        Pilgrim Baxter          WRL Gabelli
                                                                    All Cap          Mid Cap Growth            Growth
                                                                   Subaccount          Subaccount          Subaccount (2)
                                                              -----------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                           $15,970            $  21,038           $         -
Expenses:
 Administrative, mortality and expense risk charges                    8,636               27,393                   301
                                                              -----------------------------------------------------------
Net investment income (loss)                                           7,334               (6,355)                 (301)

Net realized and unrealized capital gain (loss) from
 investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                  10,386              246,103                   291
 Cost of investments sold                                              9,163              255,374                   308
                                                              -----------------------------------------------------------
Net realized capital gain (loss) from sales of investments             1,223               (9,271)                  (17)

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period                                                   6                   93                     -
 End of the period                                                     9,804             (952,336)               (3,576)

Net change in unrealized appreciation/depreciation of
 investments                                                           9,798             (952,429)               (3,576)


Net realized and unrealized capital gain (loss) from
 investments                                                          11,021             (961,700)               (3,593)

Increase (decrease) from operations                                  $18,355            $(968,055)          $    (3,894)
                                                              ===========================================================


(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                      Statements of Operations (continued)



                                                                          Fidelity -
  WRL Great                                         Fidelity -             VIP III            Fidelity -        Janus Aspen -
  Companies      Transamerica     Fidelity - VIP      VIP II               Growth              VIP III           Aggressive
  Global/2/       VIF Growth      Equity-Income    Contrafund          Opportunities          Mid Cap            Growth
 Subaccount(2)    Subaccount      Subaccount(1)    Subaccount(1)       Subaccount(1)       Subaccount(1)       Subaccount(1)
-----------------------------------------------------------------------------------------------------------------------------
$       -        $ 373,302          $       -         $      -           $         -           $    1,720      $         -
       40           30,895                630              879                   737                1,582              273
-----------------------------------------------------------------------------------------------------------------------------
      (40)         342,407               (630)            (879)                 (737)                 138             (273)
       40          177,470              1,654            6,196                 1,758               12,329                1
       42          182,853              1,592            6,290                 1,855               11,854                1
-----------------------------------------------------------------------------------------------------------------------------
       (2)          (5,383)                62              (94)                 (97)                  475                -
        -              144                  -                -                    -                     -                -
     (630)        (909,506)             6,785           (7,362)             (17,104)               16,819          (15,497)
-----------------------------------------------------------------------------------------------------------------------------
     (630)        (909,650)             6,785           (7,362)             (17,104)               16,819          (15,497)
-----------------------------------------------------------------------------------------------------------------------------
     (632)        (915,033)             6,847           (7,456)             (17,201)               17,294          (15,497)
-----------------------------------------------------------------------------------------------------------------------------
$    (672)       $(572,626)         $   6,217         $ (8,335)          $  (17,938)           $   17,432      $   (15,770)
=============================================================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                      Statements of Operations (continued)




                                                                                  Janus Aspen -         Janus Aspen -
                                                                                 Strategic Value      Worldwide Growth
                                                                                  Subaccount (2)       Subaccount (2)
                                                                                --------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                     $            -          $         132
Expenses:
 Administrative, mortality and expense risk charges                                       405                    689
                                                                               ---------------------------------------
Net investment income (loss)                                                             (405)                  (557)

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                                      629                     13
 Cost of investments sold                                                                 652                     13
                                                                               ---------------------------------------
Net realized capital gain (loss) from sales of investments                                (23)                     -

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                                    -                      -
 End of the period                                                                     (1,604)               (25,025)

Net change in unrealized appreciation/depreciation of investments                      (1,604)               (25,025)

Net realized and unrealized capital gain (loss) from investments                       (1,627)               (25,025)
Increase (decrease) from operations                                                   $(2,032)         $     (25,582)
                                                                               =======================================


(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.



See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                Statements of Changes in Contract Owners' Equity

                  Year ended December 31, 2000 and period from
                        December 13, 1999 (commencement
           of operations) through December 31, 1999, except as noted



                                                            Endeavor Money                 Endeavor Asset Allocation
                                                           Market Subaccount                       Subaccount
                                                    --------------------------------     -------------------------------
                                                            2000            1999               2000             1999
                                                    --------------------------------     -------------------------------
Operations:
 Net investment income (loss)                         $    83,494        $    214         $   30,026           $   (1)
 Net realized capital gain (loss)                               -               -            (10,156)               -
 Net change in unrealized appreciation/
   depreciation of investments                                  -               -           (621,097)              40
                                                    --------------------------------     -------------------------------
Increase (decrease) from operations                        83,494             214           (601,227)              39

Contract transactions:
 Net contract purchase payments                         9,897,577         136,673          2,177,733            1,000
 Transfer payments from (to) other subaccounts or
  general account                                      (5,730,541)          5,487          2,975,234                -

 Contract terminations, withdrawals, and other
  deductions                                               (5,027)              -            (70,705)               -
                                                    --------------------------------     -------------------------------
Increase from contract transactions                     4,162,009         142,160          5,082,262            1,000
                                                    --------------------------------     -------------------------------
Net increase in contract owners' equity                 4,245,503         142,374          4,481,035            1,039

Contract owners' equity:
 Beginning of the period                                  142,374               -              1,039                -
                                                    --------------------------------     -------------------------------
 End of the period                                    $ 4,387,877        $142,374         $4,482,074           $1,039
                                                    ================================     ===============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                Statements of Changes in Contract Owners' Equity

                  Year ended December 31, 2000 and period from
                        December 13, 1999 (commencement
           of operations) through December 31, 1999, except as noted




    Endeavor Enhanced            Endeavor High          Endeavor Janus      T. Rowe Price International
     Index Subaccount          Yield Subaccount        Growth Subaccount         Stock Subaccount
------------------------    --------------------    ---------------------    ------------------------
    2000           1999         2000       1999         2000        1999          2000           1999
------------------------    --------------------   ----------------------    ------------------------
$     28,337     $   (1)     $  4,367   $   (1)    $  (137,574)  $   (1)      $   41,791       $   (1)
     (14,995)         -        (8,576)       -         (64,215)       -          (47,791)           -
    (308,213)        33        (6,935)      (4)     (4,565,836)      29         (171,045)          81
------------------------    --------------------   ----------------------    ------------------------
    (294,871)        32       (11,144)      (5)     (4,767,625)      28         (177,045)          80
   2,410,258      1,000       414,741    1,000      11,724,455    1,000        1,568,527        1,000
     547,541          -        18,378        -       5,132,536        -          301,250            -
     (23,190)         -       (86,862)       -        (432,872)       -          (87,198)           -
   2,934,609      1,000       346,257    1,000      16,424,119    1,000        1,782,579        1,000
------------------------    --------------------   ----------------------    ------------------------
   2,639,738      1,032       335,113      995      11,656,494    1,028        1,605,534        1,080
       1,032          -           995        -           1,028        -            1,080            -
$  2,640,770     $1,032      $336,108   $  995     $11,657,522   $1,028       $1,606,614       $1,080
========================    ====================   ======================    ========================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                          T. Rowe Price Equity Income                 T. Rowe Price Growth
                                                                  Subaccount                            Stock Subaccount
                                                    ------------------------------------      ---------------------------------
                                                            2000                 1999               2000             1999
                                                    ------------------------------------      ---------------------------------
Operations:
 Net investment income (loss)                            $   12,663           $   (1)           $   64,297           $   (1)
 Net realized capital gain (loss)                            (2,927)               -                 2,553                -
 Net change in unrealized appreciation/
   depreciation of investments                               94,729               11              (187,635)              58
                                                    ------------------------------------      ---------------------------------
Increase (decrease) from operations                         104,465               10              (120,785)              57

Contract transactions:
 Net contract purchase payments                           1,006,544            1,001             1,666,561            1,000
 Transfer payments from (to) other subaccounts or
  general account                                           403,673                -               346,558                -

 Contract terminations, withdrawals, and other
  deductions                                                 (2,807)               -              (120,228)               -
                                                    ------------------------------------      ---------------------------------
Increase from contract transactions                       1,407,410            1,001             1,892,891            1,000
                                                    ------------------------------------      ---------------------------------
Net increase in contract owners' equity                   1,511,875            1,011             1,772,106            1,057

Contract owners' equity:
 Beginning of the period                                      1,011                -                 1,057                -
                                                    ------------------------------------      ---------------------------------
 End of the period                                       $1,512,886           $1,011            $1,773,163           $1,057
                                                    ====================================      =================================



(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


      Dreyfus Small Cap                 Dreyfus U. S. Government                   Jennison Growth
      Value Subaccount                    Securities Subaccount                       Subaccount
--------------------------------     ---------------------------------      ------------------------------
     2000                 1999             2000                1999              2000             1999
--------------------------------     ---------------------------------      ------------------------------
$     88,857            $   (1)        $  4,580              $   (1)         $    161           $   (1)
     (15,772)                -             (312)                  -              (467)               -
     (76,596)               81            8,636                 (14)          (42,173)               4
--------------------------------     ---------------------------------      ------------------------------
      (3,511)               80           12,904                 (15)          (42,479)               3
   2,150,767             1,000          279,372               1,000           337,626            1,000
     397,314                 -           19,328                   -            53,707                -
     (28,990)                -           (7,213)                  -            (1,288)               -
--------------------------------     ---------------------------------      ------------------------------
   2,519,091             1,000          291,487               1,000           390,045            1,000
--------------------------------     ---------------------------------      ------------------------------
   2,515,580             1,080          304,391                 985           347,566            1,003
       1,080                 -              985                   -             1,003                -
--------------------------------     ---------------------------------      ------------------------------
$  2,516,660            $1,080         $305,376              $  985          $348,569           $1,003
================================     =================================      ==============================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                                         Capital Guardian U.S.      Capital Guardian U.S.  Capital Guardian
                                                           Equity Subaccount          Equity Subaccount    Global Subaccount
                                                          ----------------------     ----------------------------------------
                                                                 2000 (2)                   2000                 1999
                                                          ----------------------     ----------------------------------------
Operations:
 Net investment income (loss)                                   $   (372)             $   43,242           $       (1)
 Net realized capital gain (loss)                                    (10)                (45,263)                   -
 Net change in unrealized appreciation/depreciation
   of investments                                                  9,505                (328,588)                  86
                                                          ----------------------     ----------------------------------------
Increase (decrease) from operations                                9,123                (330,609)                  85

Contract transactions:
 Net contract purchase payments                                  367,686               2,161,732                1,000
 Transfer payments from (to) other subaccounts or general
  account                                                         16,157                 347,666                    -

 Contract terminations, withdrawals, and other deductions              -                 (25,440)                   -
                                                          ----------------------     --------------------------------------
Increase from contract transactions                              383,843               2,483,958                1,000
                                                          ----------------------     --------------------------------------
Net increase in contract owners' equity                          392,966               2,153,349                1,085

Contract owners' equity:
 Beginning of the period                                               -                   1,085                    -
                                                          ----------------------     --------------------------------------
 End of the period                                              $392,966              $2,154,434           $    1,085
                                                          ======================     ======================================


(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




       Capital Guardian                    WRL Janus Global                 WRL Alger Aggressive
       Value Subaccount                       Subaccount                     Growth Subaccount
-------------------------------      -----------------------------      ---------------------------
     2000           1999              2000                  1999             2000            1999
-------------------------------      -----------------------------      ---------------------------
$       7,475         $   (1)        $  1,119,194          $   61        $   620,031       $   92
       (5,172)             -              (64,180)              -            (44,213)           -
       63,900              9           (2,179,832)             32         (2,021,036)         (15)
-------------------------------     ------------------------------     ----------------------------
       66,203              8           (1,124,818)             93         (1,445,218)          77
      612,328          1,000            4,244,101           1,000          4,468,922        1,000
      467,223              -            1,884,489               -          1,884,598            -
       (7,893)             -             (124,671)              -            (81,617)           -
-------------------------------      -----------------------------      ---------------------------
    1,071,658          1,000            6,003,919           1,000          6,271,903        1,000
-------------------------------     ------------------------------    -----------------------------
    1,137,861          1,008            4,879,101           1,093          4,826,685        1,077
        1,008              -                1,093               -              1,077            -
-------------------------------      -----------------------------      ---------------------------
$   1,138,869         $1,008         $  4,880,194          $1,093        $ 4,827,762       $1,077
===============================     ==============================    =============================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                              WRL NWQ Value                    WRL Goldman Sachs
                                                            Equity Subaccount                  Growth Subaccount
                                                      ------------------------------     ------------------------------
                                                            2000             1999             2000             1999
                                                      ------------------------------     ------------------------------
Operations:
 Net investment income (loss)                            $  8,511          $   20            $    325         $   (1)
 Net realized capital gain (loss)                           1,141               -               7,156              -
 Net change in unrealized appreciation/
   depreciation of investments                             37,683              25             (52,676)            46
                                                      ---------------------------     ---------------------------------
Increase (decrease) from operations                        47,335              45             (45,195)            45

Contract transactions:
 Net contract purchase payments                           371,058             999             705,579          1,000
 Transfer payments from (to) other subaccounts or
  general account                                         193,283               -             212,648              -

 Contract terminations, withdrawals, and other
  deductions                                               (9,868)              -              (5,138)             -
                                                      ---------------------------     --------------------------------
Increase from contract transactions                       554,473             999             913,089          1,000
                                                      ---------------------------     --------------------------------
Net increase in contract owners' equity                   601,808           1,044             867,894          1,045

Contract owners' equity:
 Beginning of the period                                    1,044               -               1,045              -
                                                      ---------------------------     --------------------------------
 End of the period                                       $602,852          $1,044            $868,939         $1,045
                                                      ===========================     ================================


(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




   WRL T. Rowe Price Dividend                       WRL T. Rowe Price                               WRL Salomon
      Growth Subaccount                           Small Cap Subaccount                         All Cap Subaccount
----------------------------------      ---------------------------------------      ---------------------------------------
        2000            1999                     2000                1999                     2000                1999
----------------------------------      ---------------------------------------      ---------------------------------------
$   (2,068)           $   (1)                $ (1,638)             $   33               $    7,334              $   33
       288                 -                   (1,736)                 (4)                   1,223                   -
    27,615                15                  (76,126)                 49                    9,798                   6
----------------------------------      ---------------------------------------      ---------------------------------------
    25,835                14                  (79,500)                 78                   18,355                  39
   296,198             1,000                  806,214               1,000                1,573,470               1,000
   101,902                 -                  129,823                   4                  364,288                   -
    (1,561)                -                  (10,017)                  -                   (6,282)                  -
----------------------------------      ---------------------------------------      ---------------------------------------
   396,539             1,000                  926,020               1,004                1,931,476               1,000
----------------------------------      ---------------------------------------      ---------------------------------------
   422,374             1,014                  846,520               1,082                1,949,831               1,039
     1,014                 -                    1,082                   -                    1,039                   -
----------------------------------      ---------------------------------------      ---------------------------------------
$  423,388            $1,014                 $847,602              $1,082               $1,950,870              $1,039
==================================      =======================================      =======================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                                                                                 WRL Great
                                                                                                                 Companies
                                                   WRL Pilgrim Baxter Mid Cap           WRL Gabelli               Global2
                                                        Growth Subaccount            Growth Subaccount           Subaccount
                                               ---------------------------------     ------------------      ------------------
                                                   2000             1999                  2000 (2)                2000 (2)
                                               ---------------------------------     ------------------      ------------------
Operations:
 Net investment income (loss)                      $   (6,355)        $    2               $   (301)               $    (40)
 Net realized capital gain (loss)                      (9,271)             -                    (17)                     (2)
 Net change in unrealized appreciation/
   depreciation of investments                       (952,429)            93                 (3,576)                   (630)
                                               ---------------------------------     ------------------      ------------------
Increase (decrease) from operations                  (968,055)            95                 (3,894)                   (672)

Contract transactions:
 Net contract purchase payments                     3,695,135          1,000                201,384                  44,293
 Transfer payments from (to) other subaccounts
  or general account                                  770,091              -                115,470                   5,827

 Contract terminations, withdrawals, and other
  deductions                                          (17,345)             -                   (417)                      -
                                               ---------------------------------     ------------------      ------------------
Increase from contract transactions                 4,447,881          1,000                316,437                  50,120
                                               ---------------------------------     ------------------      ------------------
Net increase in contract owners' equity             3,479,826          1,095                312,543                  49,448

Contract owners' equity:
 Beginning of the period                                1,095              -                      -                       -
                                               ---------------------------------     ------------------      ------------------
 End of the period                                 $3,480,921         $1,095               $312,543                $ 49,448
                                               =================================     ===================      ==================



(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.

See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                                                  Fidelity              Fidelity               Fidelity
                                       Fidelity VIP                VIP II            VIP III Growth            VIP III
       Transamerica VIF               Equity-Income              Contrafund           Opportunities            Mid Cap
      Growth Subaccount                 Subaccount               Subaccount            Subaccount             Subaccount
-------------------------------     --------------------      ------------------      -----------------      ---------------
      2000             1999               2000 (1)                2000 (1)                  2000 (1)             2000 (1)
-------------------------------     --------------------      ------------------      -----------------      ---------------

$   342,407         $    1               $   (630)               $   (879)                 $   (737)            $    138
     (5,383)             -                     62                     (94)                      (97)                 475
   (909,650)           144                  6,785                  (7,362)                  (17,104)              16,819
-------------------------------     --------------------      ------------------      -----------------      ---------------
   (572,626)           145                  6,217                  (8,335)                  (17,938)              17,432
  3,644,711          1,000                183,868                 232,408                   156,518              379,359
  1,083,146              -                 (3,158)                102,097                     7,729              190,371
    (68,581)             -                 (1,024)                   (981)                   (1,021)              (1,591)
------------------------------     --------------------      ------------------      ------------------     ----------------
  4,659,276          1,000                179,686                 333,524                   163,226              568,139
------------------------------     --------------------      ------------------      ------------------     ----------------
  4,086,650          1,145                185,903                 325,189                   145,288              585,571
      1,145              -                      -                       -                         -                    -
------------------------------     --------------------      ------------------      ------------------     ----------------
$ 4,087,795         $1,145               $185,903                $325,189                  $145,288             $585,571
==============================     ====================      ==================      ==================     ================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                          Janus Aspen -             Janus Aspen -             Janus Aspen -
                                                        Aggressive Growth          Strategic Value          Worldwide Growth
                                                           Subaccount                Subaccount                Subaccount
                                                     --------------------      --------------------      --------------------
                                                           2000 (2)                  2000 (2)                  2000 (2)
                                                     --------------------      --------------------      --------------------
Operations:
 Net investment income (loss)                             $   (273)                 $   (405)                 $   (557)
 Net realized capital gain (loss)                                -                       (23)                        -
 Net change in unrealized appreciation/
   depreciation of investments                             (15,497)                   (1,604)                  (25,025)
                                                     --------------------      --------------------      --------------------
Increase (decrease) from operations                        (15,770)                   (2,032)                  (25,582)

Contract transactions:
 Net contract purchase payments                            164,780                   201,090                   444,519
 Transfer payments from (to) other subaccounts or
  general account                                           28,425                    42,590                   119,608

 Contract terminations, withdrawals, and other
  deductions                                                     -                      (110)                        -
                                                     --------------------      --------------------      --------------------
Increase from contract transactions                        193,205                   243,570                   564,127
                                                     --------------------      --------------------      --------------------
Net increase in contract owners' equity                    177,435                   241,538                   538,545

Contract owners' equity:
 Beginning of the period                                         -                         -                         -
                                                     --------------------      --------------------      --------------------
 End of the period                                        $177,435                  $241,538                  $538,545
                                                     ====================      ====================      ====================



(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.


See accompanying notes.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Variable Annuity Account C (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirty-two investment subaccounts, fourteen of which are invested in specified portfolios of the Endeavor Series Trust, ten of which are invested in specified portfolios of the WRL Series Fund, Inc., one of which is invested in the Transamerica VIF Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., one of which is invested in the Fidelity - VIP Equity-Income Portfolio of the Variable Insurance Products Fund (VIP), one of which is invested in the Fidelity - VIP II Contrafund Portfolio of the Variable Insurance Products Fund II (VIP II), two of which are invested in specified portfolios of the Variable Insurance Products Fund III (VIP III), and three of which are invested in specified portfolios of the Janus Aspen Series (each a "Series Fund" and collectively the "Series Funds"). Activity in the thirty-two investment subaccounts is available to contract owners of the Extra Variable Annuity, issued by PFL Life.

The WRL Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

Effective October 9, 2000, the Endeavor Value Equity Portfolio, the Endeavor Opportunity Value Portfolio, and the Endeavor Select 50 Portfolio changed their names to the Capital Guardian Value Portfolio, the Jennison Growth Portfolio, and the Capital Guardian Global Portfolio, respectively. In conjunction with these changes, the Endeavor Value Equity Subaccount, the Endeavor Opportunity Value Subaccount, and the Endeavor Select 50 Subaccount changed their names to the Capital Guardian Value Subaccount, the Jennison Growth Subaccount, and the Capital Guardian Global Subaccount, respectively.

Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company. PFL Life has indicated its intention to change the names of the PFL Life Variable Annuity Account C and Extra Variable Annuity to Separate Account VA C and Transamerica Extra Variable Annuity, respectively, effective May 1, 2001.

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Extra Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:


                                                   Number of Shares    Net Asset Value        Market
                                                         Held             Per Share            Value              Cost
                                                 ----------------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio                      4,387,820.370             $ 1.00        $ 4,387,820        $ 4,387,820
  Endeavor Asset Allocation Portfolio                    230,202.731              19.47          4,482,047          5,103,104
  Endeavor Enhanced Index Portfolio                      174,536.918              15.13          2,640,744          2,948,924
  Endeavor High Yield Portfolio                           37,097.993               9.06            336,108            343,047
  Endeavor Janus Growth Portfolio                        173,109.627              67.34         11,657,202         16,223,009
  T. Rowe Price International Stock Portfolio            105,908.831              15.17          1,606,637          1,777,601
  T. Rowe Price Equity Income Portfolio                   77,504.138              19.52          1,512,881          1,418,141
  T. Rowe Price Growth Stock Portfolio                    69,209.896              25.62          1,773,158          1,960,735
  Dreyfus Small Cap Value Portfolio                      161,122.901              15.62          2,516,740          2,593,255
  Dreyfus U. S. Government Securities Portfolio           25,705.081              11.88            305,376            296,754
  Jennison Growth Portfolio                               33,841.685              10.30            348,569            390,738
  Capital Guardian U.S. Equity Portfolio                  38,907.594              10.10            392,967            383,462
  Capital Guardian Global Portfolio                      178,643.613              12.06          2,154,442          2,482,944
  Capital Guardian Value Portfolio                        64,746.188              17.59          1,138,885          1,074,976

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)



                                                        Number of Shares    Net Asset Value        Market
                                                              Held             Per Share            Value              Cost
                                                      ----------------------------------------------------------------------------
WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                             203,595.743             $23.97         $4,880,190         $7,059,990
  WRL Alger Aggressive Growth Portfolio                  246,814.501              19.56          4,827,692          6,848,743
  WRL NWQ Value Equity Portfolio                          41,952.517              14.37            602,858            565,150
  WRL Goldman Sachs Growth Portfolio                      81,437.165              10.67            868,935            921,565
  WRL T. Rowe Price Dividend Growth Portfolio             41,795.452              10.13            423,388            395,758
  WRL T. Rowe Price Small Cap Portfolio                   69,762.011              12.15            847,608            923,685
  WRL Salomon All Cap Portfolio                          150,184.943              12.99          1,950,902          1,941,098
  WRL Pilgrim Baxter Mid Cap Growth Portfolio            231,133.215              15.06          3,480,866          4,433,202
  WRL Gabelli Growth Portfolio                            34,345.569               9.10            312,545            316,121
  WRL Great Companies Global/2/ Portfolio                  5,790.183               8.54             49,448             50,078
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                      187,684.482              21.78          4,087,768          4,997,274
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                   7,316.121              25.41            185,903            179,118
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                  13,755.872              23.64            325,189            332,551
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities
   Portfolio                                               8,217.607              17.68            145,287            162,391

  Fidelity - VIP III Mid Cap Portfolio                    28,988.753              20.20            585,573            568,754
 Janus Aspen Series:
  Janus Aspen - Aggressive Growth Portfolio                4,932.729              35.97            177,430            192,927
  Janus Aspen - Strategic Value Portfolio                 24,057.661              10.04            241,539            243,143
  Janus Aspen - Worldwide Growth Portfolio                14,646.324              36.77            538,545            563,570

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                                     Year ended                   Period from December 13, 1999
                                                                  December 31, 2000                 through December 31, 1999
                                                        ---------------------------------     ---------------------------------
                                                              Purchases         Sales              Purchases         Sales
                                                         ---------------------------------     ---------------------------------
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                              $11,210,819      $6,965,373            $142,476          $102
  Endeavor Asset Allocation Portfolio                            5,228,901         116,640               1,000             1
  Endeavor Enhanced Index Portfolio                              3,201,961         239,041               1,000             1
  Endeavor High Yield Portfolio                                    433,504          82,880               1,000             1
  Endeavor Janus Growth Portfolio                               17,153,774         867,549               1,000             1
  T. Rowe Price International Stock Portfolio                    2,122,118         297,725               1,000             1
  T. Rowe Price Equity Income Portfolio                          1,527,101         107,033               1,001             1
  T. Rowe Price Growth Stock Portfolio                           2,145,023         187,840               1,000             1
  Dreyfus Small Cap Value Portfolio                              2,769,717         161,689               1,000             1
  Dreyfus U. S. Government Securities Portfolio                    321,249          25,182               1,000             1
  Jennison Growth Portfolio                                        394,061           3,855               1,000             1
  Capital Guardian U.S. Equity Portfolio                           383,874             402                   -             -
  Capital Guardian Global Portfolio                              2,671,664         144,456               1,000             1
  Capital Guardian Value Portfolio                               1,109,501          30,352               1,000             1
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                                     7,509,492         386,383               1,062             1
  WRL Alger Aggressive Growth Portfolio                          7,145,129         253,265               1,093             1
  WRL NWQ Value Equity Portfolio                                   635,866          72,876               1,020             1
  WRL Goldman Sachs Growth Portfolio                             1,021,109         107,699               1,000             1
  WRL T. Rowe Price Dividend Growth Portfolio                      398,402           3,931               1,000             1
  WRL T. Rowe Price Small Cap Portfolio                            935,022          10,634               1,234           197
  WRL Salomon All Cap Portfolio                                  1,949,228          10,386               1,034             1
  WRL Pilgrim Baxter Mid Cap Growth Portfolio                    4,687,574         246,103               1,003             1
  WRL Gabelli Growth Portfolio                                     316,429             291                   -             -
  WRL Great Companies Global2 Portfolio                             50,120              40                   -             -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                              5,179,126         177,470               1,002             1
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                           180,710           1,654                   -             -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                           338,841           6,196                   -             -

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)


                                                                     Year ended                   Period from December 13, 1999
                                                                  December 31, 2000                 through December 31, 1999
                                                         ---------------------------------     ---------------------------------
                                                              Purchases         Sales              Purchases         Sales
                                                         ---------------------------------     ---------------------------------
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio         $164,246         $ 1,758               $    -            $    -
  Fidelity - VIP III Mid Cap Portfolio                       580,608          12,329                    -                 -
 Janus Aspen Series:
  Janus Aspen - Aggressive Growth Portfolio                  192,928               1                    -                 -
  Janus Aspen - Strategic Value Portfolio                    243,795             629                    -                 -
  Janus Aspen - Worldwide Growth Portfolio                   563,583              13                    -                 -


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                          Accumulation             Accumulation          Total Contract
                    Subaccount                             Units Owned              Unit Value                Value
 --------------------------------------------------------------------------------------------------------------------------

Endeavor Money Market                                       4,205,444.439             $1.043380          $ 4,387,877
Endeavor Asset Allocation                                   4,665,391.166              0.960707            4,482,074
Endeavor Enhanced Index                                     2,922,528.254              0.903591            2,640,770
Endeavor High Yield                                           362,385.527              0.927487              336,108
Endeavor Janus Growth                                      16,335,229.338              0.713643           11,657,522
T. Rowe Price International Stock                           1,851,974.432              0.867514            1,606,614
T. Rowe Price Equity Income                                 1,356,224.407              1.115513            1,512,886
T. Rowe Price Growth Stock                                  1,715,075.567              1.033869            1,773,163
Dreyfus Small Cap Value                                     2,134,959.549              1.178786            2,516,660
Dreyfus U.S. Government Securities                            286,206.168              1.066980              305,376
Jennison Growth                                               399,841.857              0.871768              348,569
Capital Guardian U.S. Equity                                  390,573.905              1.006125              392,966
Capital Guardian Global                                     2,388,057.421              0.902170            2,154,434
Capital Guardian Value                                      1,089,161.033              1.045639            1,138,869
WRL Janus Global                                            5,511,858.360              0.885399            4,880,194
WRL Alger Aggressive Growth                                 6,641,329.720              0.726927            4,827,762

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                          Accumulation             Accumulation         Total Contract
                    Subaccount                             Units Owned              Unit Value              Value
-----------------------------------------------------------------------------------------------------------------------
WRL NWQ Value Equity                                        509,957.335              $1.182162           $  602,852
WRL Goldman Sachs Growth                                    919,451.682               0.945062              868,939
WRL T. Rowe Price Dividend Growth                           386,487.013               1.095477              423,388
WRL T. Rowe Price Small Cap                                 870,777.978               0.973385              847,602
WRL Salomon All Cap                                       1,614,373.543               1.208438            1,950,870
WRL Pilgrim Baxter Mid Cap Growth                         3,777,955.356               0.921377            3,480,921
WRL Gabelli Growth                                          333,402.505               0.937435              312,543
WRL Great Companies Global/2/                                52,080.280               0.949462               49,448
Transamerica VIF Growth                                   4,023,804.760               1.015903            4,087,795
Fidelity - VIP Equity-Income                                171,843.708               1.081814              185,903
Fidelity - VIP II Contrafund                                353,301.404               0.920429              325,189
Fidelity - VIP III Growth Opportunities                     171,659.120               0.846377              145,288
Fidelity - VIP III Mid Cap                                  526,554.998               1.112079              585,571
Janus Aspen - Aggressive Growth                             240,469.757               0.737868              177,435
Janus Aspen - Strategic Value                               241,985.580               0.998150              241,538
Janus Aspen - Worldwide Growth                              607,065.813               0.887128              538,545

A summary of changes in contract owners' account units during the period ended December 31, 2000 follows:

                                             Endeavor       Endeavor Asset       Endeavor                         Endeavor Janus
                                           Money Market       Allocation      Enhanced Index    Endeavor High         Growth
                                            Subaccount        Subaccount        Subaccount     Yield Subaccount     Subaccount
                                         ----------------------------------------------------------------------------------------
Units outstanding, beginning of period              -                -                 -                 -                 -
 Units purchased                               142,119           1,001             1,001             1,001             1,001
 Units redeemed and transferred                     (1)             (1)               (1)               (1)               (1)
                                        ----------------------------------------------------------------------------------------
Units outstanding December 31, 1999            142,118           1,000             1,000             1,000             1,000
 Units purchased                            10,179,706       2,197,013         2,863,139           456,999        12,408,987
 Units redeemed and transferred             (6,116,380)      2,467,378            58,389           (95,613)        3,925,242
                                        ---------------------------------------------------------------------------------------
Units outstanding December 31, 2000          4,205,444       4,665,391         2,922,528           362,386        16,335,229
                                        =======================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)


                                                                                                      Dreyfus        Dreyfus
                                            T. Rowe Price      T. Rowe Price        T. Rowe          Small Cap    U.S. Government
                                            International      Equity Income      Price Growth         Value         Securities
                                           Stock Subaccount      Subaccount     Stock Subaccount    Subaccount       Subaccount
                                          ---------------------------------------------------------------------------------------
Units outstanding, beginning of period               -                  -                 -                -               -
 Units purchased                                 1,001              1,001             1,001            1,001           1,001
 Units redeemed and transferred                     (1)                (1)               (1)              (1)             (1)
                                        -----------------------------------------------------------------------------------------
Units outstanding December 31, 1999              1,000              1,000             1,000            1,000           1,000
 Units purchased                             1,779,370          1,064,055         1,663,416        1,966,916         285,782
 Units redeemed and transferred                 71,604            291,169            50,660          167,044            (576)
                                        -----------------------------------------------------------------------------------------
Units outstanding December 31, 2000          1,851,974          1,356,224         1,715,076        2,134,960         286,206
                                        =========================================================================================

                                                Jennison   Capital Guardian       Capital           Capital          WRL Janus
                                                 Growth       U.S. Equity     Guardian Global    Guardian Value       Global
                                               Subaccount     Subaccount         Subaccount        Subaccount       Subaccount
                                        ---------------------------------------------------------------------------------------
Units outstanding, beginning of period                 -                 -                 -                 -                -
 Units purchased                                   1,001                 -             1,001             1,001            1,001
 Units redeemed and transferred                       (1)                -                (1)               (1)              (1)
                                        ---------------------------------------------------------------------------------------
Units outstanding December 31, 1999                1,000                 -             1,000             1,000            1,000
 Units purchased                                 361,307           390,575         2,202,071           654,098        4,155,560
 Units redeemed and transferred                   37,535                (1)          184,986           434,063        1,355,298
                                        ---------------------------------------------------------------------------------------
Units outstanding December 31, 2000              399,842           390,574         2,388,057         1,089,161        5,511,858
                                        =======================================================================================



                                              WRL Alger                                              WRL                 WRL
                                              Aggressive      WRL NWQ Value      WRL Goldman     T. Rowe Price      T. Rowe Price
                                                Growth            Equity         Sachs Growth   Dividend Growth       Small Cap
                                              Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
                                         -----------------------------------------------------------------------------------------
Units outstanding, beginning of period               -                 -                 -                 -                 -
 Units purchased                                 1,001             1,001             1,001             1,001             1,001
 Units redeemed and transferred                     (1)               (1)               (1)               (1)               (1)
                                         -----------------------------------------------------------------------------------------
Units outstanding December 31, 1999              1,000             1,000             1,000             1,000             1,000
 Units purchased                             4,949,902           402,804           748,730           317,537           790,832
 Units redeemed and transferred              1,690,428           106,153           169,722            67,950            78,946
                                         -----------------------------------------------------------------------------------------
Units outstanding December 31, 2000          6,641,330           509,957           919,452           386,487           870,778
                                         =========================================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)


                                                    WRL Salomon       WRL Pilgrim Baxter    WRL Gabelli        WRL Great
                                                      All Cap           Mid Cap Growth        Growth       Companies Global/2/
                                                     Subaccount           Subaccount        Subaccount         Subaccount
                                                -----------------------------------------------------------------------------
Units outstanding, beginning of period                          -                  -                 -                   -
 Units purchased                                            1,001              1,001                 -                   -
 Units redeemed and transferred                                (1)                (1)                -                   -
                                                -----------------------------------------------------------------------------
Units outstanding December 31, 1999                         1,000              1,000                 -                   -
 Units purchased                                        1,392,012          3,291,665           223,667              47,728
 Units redeemed and transferred                           221,362            485,290           109,736               4,352
                                                -----------------------------------------------------------------------------
Units outstanding December 31, 2000                     1,614,374          3,777,955           333,403              52,080
                                                =============================================================================


                                                                          Fidelity -        Fidelity -           Fidelity
                                                                             VIP              VIP II          VIP III Growth
                                                   Transamerica VIF     Equity-Income       Contrafund         Opportunities
                                                   Growth Subaccount     Subaccount        Subaccount           Subaccount
                                                ------------------------------------------------------------------------------
Units outstanding, beginning of period                           -                 -                   -                  -
 Units purchased                                             1,001                 -                   -                  -
 Units redeemed and transferred                                 (1)                -                   -                  -
                                                -----------------------------------------------------------------------------
Units outstanding December 31, 1999                          1,000                 -                   -                  -
 Units purchased                                         3,318,813           185,054             258,869            172,717
 Units redeemed and transferred                            703,992           (13,210)             94,432             (1,058)
                                                -----------------------------------------------------------------------------
Units outstanding December 31, 2000                      4,023,805           171,844             353,301            171,659
                                                =============================================================================

                                                                                           Janus Aspen -    Janus Aspen -
                                                       Fidelity         Janus Aspen -        Strategic        Worldwide
                                                       VIP III        Aggressive Growth        Value           Growth
                                                  Mid Cap Subaccount      Subaccount        Subaccount       Subaccount
                                                 -----------------------------------------------------------------------
Units outstanding, beginning of period                      -                   -                  -                -
 Units purchased                                            -                   -                  -                -
 Units redeemed and transferred                             -                   -                  -                -
                                                -----------------------------------------------------------------------
Units outstanding December 31, 1999                         -                   -                  -                -
 Units purchased                                      379,180             213,161            209,872          499,886
 Units redeemed and transferred                       147,375              27,309             32,114          107,180
                                                -----------------------------------------------------------------------
Units outstanding December 31, 2000                   526,555             240,470            241,986          607,066
                                                =======================================================================

                     PFL Life Variable Annuity Account C -
                             Extra Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $40 per contract which will commence on the first policy anniversary of each contract owner's account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. PFL Life also deducts a daily charge equal to an annual rate of .40% of the contract owner's account for administrative expenses.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 1.35% of the value of the contract owner's individual account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C         OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

         (b)   Exhibits:


               (1)  (a)  Resolution of the Board of Directors of PFL Life
                         Insurance Company authorizing establishment of the Mutual Fund Account. Note 4

               (2)       Not Applicable.

               (3)  (a)  Principal Underwriting Agreement by and between PFL
                         Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5

                    (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

               (4)  (a)  Form of Group Master Policy and Optional Riders for the
                         Endeavor Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1)  Form of Policy for the Separate Account VA C.
                         Note 12

                 (c)(2) Form of Policy Endorsement (Additional Death Distribution). Note 12


                 (c)(3)  Form of Policy Endorsement (Initial Payment Guarantee).
                         Note 12

               (5)  (a)  Form of Group Master Application for the Endeavor
                         Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1) Form of Individual Application for the Separate Account VA C. Note 12

               (6)  (a)  Articles of Incorporation of PFL Life Insurance
                         Company. Note 1

                    (b)  ByLaws of PFL Life Insurance Company. Note 1

               (7)       Not Applicable.

               (8)  (a)  Participation Agreement by and between PFL Life
                         Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

                 (a)(1) Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5


                 (a)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

                    (b) Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

                 (b)(1) Amendment No.12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.

                 (b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10


                 (b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 12

                    (c) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.


              (8)(c)(1) Form of Termination of Participation Agreement (Transamerica). Note 12.

              (8)(c)(2)  Form of Participation Agreement (Transamerica).
                         Note 12.

              (8)(c)(3) Form of Addendum to Participation Agreement (Transamerica). Note 12.

                    (d) Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

                 (d)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

                 (d)(2) Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

                    (e) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

                 (e)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.


                    (f) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

                 (f)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

                 (8)(g) Particpation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11


                  (g)(1) Form of Amendment No.2 to Participation Agreement by
                         and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note

          (9)       Opinion and Consent of Counsel. Note 4

          (10) (a)  Consent of Independent Auditors. Note 12

          (10) (b)  Opinion and Consent of Actuary. Note 12

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations. Note 12

          (14) Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5 (Bart Herbert, Jr.) Note 12.
Note 1. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.

Note 2. Incorporated herein by reference to the Endeavor Series Trust Post-Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.

Note 3. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 4. Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.

Note 5. Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.

Note 6. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 7. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 8. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000

Note 9. Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.

Note 10. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.

Note 11. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 12.  Filed herewith

     Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

       Name and Business Address                                   Principal Positions and Offices with Depositor
       -------------------------                                   ---------------------------------------------
       Larry N. Norman                                             Director and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Patrick S. Baird                                            Director, Senior Vice President and Chief Operating
       4333 Edgewood Road, N.E.                                    Officer
       Cedar Rapids, Iowa 52499-0001

       Craig D. Vermie                                             Director, Vice President, Secretary and General Counsel
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Douglas C. Kolsrud                                          Director, Senior Vice President, Chief Investment
       4333 Edgewood Road, N.E.                                    Officer and Corporate Actuary
       Cedar Rapids, Iowa 52499-0001

       Bart Herbert, Jr.                                           Director, Executive Vice President and
       4333 Edgewood Road, N.E.                                    Chairman of the Board
       Cedar Rapids, Iowa 52499-0001

       Robert J. Kontz                                             Vice President and Corporate Controller
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Brenda K. Clancy                                            Vice President, Treasurer and Chief Financial Officer
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

     Item 27. Number of Contract Owners

                  As of December 31, 2000, there were 825 Contract owners.

     Item 28. Indemnification

     The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                     -------
     indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriters

                  AFSG Securities Corporation
                  4333 Edgewood Road, N.E.
                  Cedar Rapids, Iowa 52499-0001

     The directors and officers of AFSG Securities Corporation are as follows:

     Larry N. Norman                                      Ann Spaes
     Director and President                               Director and Vice President

     Frank A. Camp                                        Bob Warner
     Secretary                                            Assistant Compliance Officer

     Lisa Wachendorf                                      Linda Gilmer
     Director, Vice President and                         Treasurer/Controller
     Chief Compliance Officer

     Thomas R. Moriarty                                   Priscilla Hechler
     Vice President                                       Assistant Vice President and Assistant Secretary

     Emily Bates                                          Thomas Pierpan
     Assistant Treasurer                                  Assistant Vice President and Assistant Secretary

     Clifton Flenniken                                    Darin D. Smith
     Assistant Treasurer                                  Assistant Vice President and Assistant Secretary

     The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $4,671,982.44 and $ 10,403.61 from the Registrant for the year ending December 31, 2000 and December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL
Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamercia at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2001.


                                    SEPARATE ACCOUNT VA C
                                    (formerly PFL Life Variable Annuity
                                    Account C)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor

                                                                        *
                                    _____________________________________
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                 Title                     Date
----------                                 -----                     ----


                    *          Director                       ___________,  2001
_____________________
Patrick S. Baird

/s/ Craig D. Vermie            Director                          April 26,  2001
---------------------                                         -----------
Craig D. Vermie

                    *          Director                       ___________,  2001
_____________________
Larry N. Norman                (Principal Executive Officer)

                    *          Director                       ___________,  2001
_____________________
Bart Herbert, Jr.

                    *          Director                       ___________,  2001
_____________________
Douglas C. Kolsrud

                    *          Vice President and             ___________,  2001
_____________________
Robert J. Kontz                Corporate Controller

                    *          Treasurer                      ___________,  2001
_____________________
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                       333-83957



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                      TRANSAMERICA EXTRA VARIABLE ANNUITY
                       (FORMERLY EXTRA VARIABLE ANNUITY)

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.   Description of Exhibit                                   Page No.*
-----------   ----------------------                                   ---------

(4)(c)(1)     Form of Policy for the Separate Account VA C

(4)(c)(2)     Form of Policy Endorsement (Additional Death
              Distribution)

(4)(c)(3)     Form of Policy Endorsement (Initial Payment Guarantee)

(5)(c)(1)     Form of Individual Application for the Separate
              Account VA C

(8)(b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company

(8)(c)(1)     Form of Termination of Participation Agreement (Transamerica)

(8)(c)(2)     Form of Participation Agreement (Transamerica)

(8)(c)(3)     Form of Addendum to Participation Agreement (Transamerica)

(8)(d)(2)     Form of Amended Schedule A to Participation Agreement

(8)(g)(1)     Form of Amendment No. 2 to Alliance Participation
              Agreement

(10)(a)       Consent of Independent Auditors

(10)(b)       Opinion and Consent of Actuary

(14)          Powers of Attorney


______________________
* Page numbers included only in manually executed original.